NMAI	Nuveen Multi-Asset Income Fund Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 144.9% (97.8% of Total Investments)

	COMMON STOCKS – 59.3% (40.0% of Total Investments)

	Aerospace & Defense – 0.9%

33,234	Airbus SE, (2)	$4,010,294
4,550	Boeing Co/The, (4)	871,325
7,124	Raytheon Technologies Corp	705,775
	Total Aerospace & Defense	5,587,394

	Air Freight & Logistics – 0.5%

22,765	Deutsche Post AG, (2)	1,087,071
9,099	DSV A/S, (2)	1,743,874
922	United Parcel Service Inc	197,732
	Total Air Freight & Logistics	3,028,677

	Auto Components – 0.1%

33,713	Valeo, (2)	622,711

	Automobiles – 1.4%

2,552,200	Astra International Tbk PT	1,168,370
21,582	General Motors Co, (4)	943,996
1,180	Tesla Inc, (4)	1,271,568
220,000	Toyota Motor Corp, (2), (4)	3,968,359
6,828	Volkswagen AG, (2)	1,173,401
	Total Automobiles	8,525,694

	Banks – 4.0%

310,184	Banco Bilbao Vizcaya Argentaria SA, (2)	1,771,127
22,656	Bank of America Corp	933,880
3,958,000	Bank of China Ltd, (2)	1,579,461
792,117	Barclays PLC, (2)	1,535,499
27,045	BNP Paribas SA, (2)	1,545,477
3,210	Citigroup Inc	171,414
25,667	Commonwealth Bank of Australia, (2)	2,021,337
13,803	Credicorp Ltd	2,372,322
131,651	HSBC Holdings PLC, (2)	899,250
173,920	ING Groep NV, (2)	1,815,886
19,448	JPMorgan Chase & Co	2,651,151
23,944	KB Financial Group Inc	1,169,186
122,855	Nordea Bank Abp, (2)	1,264,513
2,584	PNC Financial Services Group Inc/The	476,619
51,500	Sumitomo Mitsui Financial Group Inc, (2)	1,626,800
7,765	US Bancorp	412,710
48,762	Wells Fargo & Co	2,363,007
	Total Banks	24,609,639

	Beverages – 1.8%

19,723	Coca-Cola Co/The	1,222,826
82,549	Diageo PLC, (2)	4,187,259
40,629	Fomento Economico Mexicano SAB de CV	3,366,113
11,582	Heineken NV, (2)	1,107,584
13,975	Keurig Dr Pepper Inc	529,653
7,888	Monster Beverage Corp, (4)	630,251
	Total Beverages	11,043,686

	Biotechnology – 0.4%

10,474	AbbVie Inc	1,697,940
2,015	Gilead Sciences Inc	119,792
4,509	Seagen Inc, (4)	649,521
	Total Biotechnology	2,467,253

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Value

	Building Products – 0.6%

978	Allegion plc	$107,365
31,433	Cie de Saint-Gobain, (2)	1,870,274
7,000	Daikin Industries Ltd, (2)	1,271,227
4,274	Masco Corp	217,974
923	Trane Technologies PLC	140,942
	Total Building Products	3,607,782

	Capital Markets – 1.2%

435	BlackRock Inc	332,414
5,023	Goldman Sachs Group Inc/The	1,658,092
35,600	Hong Kong Exchanges & Clearing Ltd, (2)	1,668,690
17,272	Morgan Stanley	1,509,573
41,500	SBI Holdings Inc/Japan, (2), (4)	1,047,080
32,467	XP Inc, (4)	977,257
	Total Capital Markets	7,193,106

	Chemicals – 1.3%

10,594	Dow Inc	675,050
3,996	DuPont de Nemours Inc	294,026
6,939	International Flavors & Fragrances Inc	911,299
15,736	LANXESS AG, (2)	690,781
593	Linde PLC	189,422
10,842	Linde PLC, (2)	3,459,598
2,133	PPG Industries Inc	279,572
17,971	Sociedad Quimica y Minera de Chile SA	1,538,317
	Total Chemicals	8,038,065

	Commercial Services & Supplies – 0.5%

143,434	Cleanaway Waste Management Ltd, (2)	329,000
11,630	GFL Environmental Inc	378,440
6,186	Republic Services Inc	819,645
9,487	Waste Connections Inc	1,325,334
	Total Commercial Services & Supplies	2,852,419

	Communications Equipment – 0.3%

32,255	Cisco Systems Inc	1,798,539

	Construction & Engineering – 0.7%

41,816	Ferrovial SA, (2)	1,112,091
30,355	Vinci SA, (2)	3,101,449
	Total Construction & Engineering	4,213,540

	Construction Materials – 0.5%

51,829	CRH PLC, (2)	2,067,207
23,202	HeidelbergCement AG, (2)	1,314,954
	Total Construction Materials	3,382,161

	Consumer Finance – 0.1%

2,611	American Express Co	488,257

	Containers & Packaging – 0.3%

1,658	Ball Corp	149,220
14,091	Crown Holdings Inc	1,762,643
	Total Containers & Packaging	1,911,863

	Diversified Financial Services – 0.3%

1,825	Berkshire Hathaway Inc, (4)	644,061
53,900	ORIX Corp, (2)	1,074,364
	Total Diversified Financial Services	1,718,425

Shares	Description (1)	Value

	Diversified Telecommunication Services – 0.7%

16,702	Cellnex Telecom SA, 144A, (2)	$803,774
78,000	HKBN Ltd, (2)	89,347
12,031	IHS Holding Ltd, (4)	133,304
61,907	Infrastrutture Wireless Italiane SpA, 144A, (2)	693,001
252,291	Koninklijke KPN NV, (2)	875,444
190,400	NetLink NBN Trust	136,968
7,113	Radius Global Infrastructure Inc, (4)	101,574
4,376,900	Telkom Indonesia Persero Tbk PT, (2)	1,392,516
	Total Diversified Telecommunication Services	4,225,928

	Electric Utilities – 2.1%

3,770	American Electric Power Co Inc	376,133
31,500	CK Infrastructure Holdings Ltd, (2)	210,572
5,865	Duke Energy Corp	654,886
13,784	EDP - Energias de Portugal SA, (2)	67,843
642	Elia Group SA/NV, (2)	97,951
317,208	Enel SpA, (2)	2,117,918
8,018	Entergy Corp	936,101
29,600	Equatorial Energia SA	169,168
6,682	Evergy Inc	456,648
1,151	Eversource Energy	101,507
26,162	Exelon Corp	1,246,096
7,993	FirstEnergy Corp	366,559
22,778	Iberdrola SA, (2)	248,963
32,998	NextEra Energy Inc	2,795,261
2,535	Orsted AS, 144A, (2), (4)	317,309
5,821	PNM Resources Inc	277,487
4,739	Southern Co/The	343,625
4,455	SSE PLC, (2)	101,792
80,180	Terna - Rete Elettrica Nazionale, (2)	688,528
20,391	Xcel Energy Inc	1,471,618
	Total Electric Utilities	13,045,965

	Electrical Equipment – 0.2%

2,307	Eaton Corp PLC	350,110
6,269	Schneider Electric SE, (2)	1,052,505
	Total Electrical Equipment	1,402,615

	Electronic Equipment, Instruments & Components – 0.3%
2,500	Keyence Corp, (2)	1,159,256
3,599	TE Connectivity Ltd	471,397
	Total Electronic Equipment, Instruments & Components	1,630,653

	Energy Equipment & Services – 0.2%

7,238	Fieldwood Energy LLC, (2), (4)	977,130
7,368	Transocean Ltd, (4)	33,672
	Total Energy Equipment & Services	1,010,802

	Entertainment – 1.0%

168,937	HUYA Inc, (4)	755,148
4,198	Metro-Goldwyn-Mayer Inc, (2), (4)	17,527
4,531	Nintendo Co Ltd, (2)	2,287,076
60,121	Universal Music Group NV, (2)	1,604,877
10,764	Walt Disney Co/The, (4)	1,476,390
	Total Entertainment	6,141,018

	Food & Staples Retailing – 0.9%

2,678	Costco Wholesale Corp	1,542,126
411,500	CP ALL PCL, (2)	801,693
580,639	Tesco PLC, (2)	2,102,089
9,451	Walmart Inc	1,407,443
	Total Food & Staples Retailing	5,853,351

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Value

	Food Products – 0.4%

4,567	Mondelez International Inc	$286,716
10,718	Nestle SA, (2)	1,393,540
829,000	WH Group Ltd, 144A, (2)	520,575
	Total Food Products	2,200,831

	Gas Utilities – 0.2%

4,784	AltaGas Ltd	107,149
44,367	APA Group, (2)	352,622
22,000	China Resources Gas Group Ltd, (2)	92,595
65,000	Hong Kong & China Gas Co Ltd, (2)	78,515
3,172	Northwest Natural Holding Co	164,056
43,176	Snam SpA, (2)	248,976
	Total Gas Utilities	1,043,913

	Health Care Equipment & Supplies – 0.6%

11,216	Abbott Laboratories	1,327,526
17,422	Boston Scientific Corp, (4)	771,620
13,655	Medtronic PLC	1,515,022
1,442	Zimmer Biomet Holdings Inc	184,432
	Total Health Care Equipment & Supplies	3,798,600

	Health Care Providers & Services – 0.6%

1,345	Anthem Inc	660,691
1,638	Cigna Corp	392,481
1,236	HCA Inc	309,766
12,280	Millennium Health LLC, (3), (4)	12
11,534	Millennium Health LLC, (3), (4)	12
4,650	UnitedHealth Group Inc	2,371,361
	Total Health Care Providers & Services	3,734,323

	Hotels, Restaurants & Leisure – 1.8%

83,128	24 Hour Fitness Worldwide Inc, (2)	166,256
174,789	24 Hour Fitness Worldwide Inc, (2), (4)	73,062
632,424	Arcos Dorados Holdings Inc, (4)	5,141,607
85	Booking Holdings Inc, (4)	199,618
3,090	Hilton Worldwide Holdings Inc, (4)	468,876
6,185	McDonald’s Corp	1,529,427
131,280	Melco Resorts & Entertainment Ltd, (4)	1,002,979
562,800	Sands China Ltd, (2), (4)	1,338,889
1,444,800	Wynn Macau Ltd, (2), (4)	1,047,021
	Total Hotels, Restaurants & Leisure	10,967,735

	Household Durables – 0.9%

66	NVR Inc, (4)	294,840
52,400	Sony Group Corp, (2)	5,390,683
	Total Household Durables	5,685,523

	Household Products – 0.4%

10,282	Procter & Gamble Co/The	1,571,090
13,812	Reckitt Benckiser Group PLC, (2)	1,053,661
	Total Household Products	2,624,751

	Independent Power & Renewable Electricity Producers – 0.2%

1,161	Brookfield Renewable Corp	50,852
8,742	Clearway Energy Inc	319,170
7,633	NextEra Energy Partners LP	636,287
	Total Independent Power & Renewable Electricity Producers	1,006,309

	Industrial Conglomerates – 1.2%

69,500	Hitachi Ltd, (2), (4)	3,478,069

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

6,186	Honeywell International Inc	$1,203,672
21,791	Siemens AG, (2)	3,017,340
	Total Industrial Conglomerates	7,699,081

	Insurance – 0.7%

7,971	American International Group Inc	500,340
2,975	Chubb Ltd	636,352
2,651	Marsh & McLennan Cos Inc	451,783
204,500	Ping An Insurance Group Co of China Ltd, (2)	1,429,673
2,833	Prudential Financial Inc	334,776
2,368	Zurich Insurance Group AG, (2)	1,169,554
	Total Insurance	4,522,478

	Interactive Media & Services – 1.8%

235	Alphabet Inc, (4)	656,353
623	Alphabet Inc, Class A, (4)	1,732,781
32,534	Baidu Inc, (4)	4,304,248
1,890	Meta Platforms Inc, (4)	420,260
84,700	Tencent Holdings Ltd, (2)	3,904,191
	Total Interactive Media & Services	11,017,833

	Internet & Direct Marketing Retail – 3.0%

336,100	Alibaba Group Holding Ltd, (2), (4)	4,586,660
568	Amazon.com Inc, (4)	1,851,651
899,200	Americanas SA	6,166,472
22,695	Americanas SA, (4)	153,110
40,996	Baozun Inc, (4)	351,746
22,249	JD.com Inc, (2), (4)	632,202
27,400	Meituan, 144A, (2), (4)	519,064
30,517	Pinduoduo Inc, (4)	1,224,037
21,287	Prosus NV, (2)	1,147,961
238,368	Vipshop Holdings Ltd, (4)	2,145,312
	Total Internet & Direct Marketing Retail	18,778,215

	IT Services – 1.2%

1,128	Accenture PLC	380,396
23,000	Cyxtera Technologies Inc, (4)	281,060
3,378	Fiserv Inc, (4)	342,529
17,000	GDS Holdings Ltd, (4)	667,250
59,300	Infomart Corp, (2)	316,624
136,683	NEXTDC Ltd, (2), (4)	1,177,537
70,420	Pagseguro Digital Ltd, (4)	1,411,921
89,889	StoneCo Ltd, (4)	1,051,701
20,000	Switch Inc	616,400
4,756	Visa Inc	1,054,738
	Total IT Services	7,300,156

	Life Sciences Tools & Services – 0.4%

3,669	Lonza Group AG, (2)	2,658,570

	Machinery – 0.4%

4,834	Caterpillar Inc	1,077,112
977	Deere & Co	405,904
2,309	Dover Corp	362,282
3,695	Evoqua Water Technologies Corp, (4)	173,591
1,360	Parker-Hannifin Corp	385,914
989	Stanley Black & Decker Inc	138,252
	Total Machinery	2,543,055

	Media – 0.7%

480	Charter Communications Inc, (4)	261,849
16,202	Comcast Corp	758,578

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Value

	Media (continued)

279,600	Converge Information and Communications Technology Solutions Inc, (2), (4)	$162,390
2	Cumulus Media Inc, (4)	20
145,216	Grupo Televisa SAB	1,699,027
655,185	Hibu plc, (2), (4)	3,276
159,316	iClick Interactive Asia Group Ltd, (4)	187,993
6,370	Tribune Co, (2), (4)	64
76,321	Vivendi SE, (2)	997,096
	Total Media	4,070,293

	Metals & Mining – 1.4%

50,185	AngloGold Ashanti Ltd	1,188,883
45,291	BHP Group Ltd, (2)	1,745,854
43,360	Freeport-McMoRan Inc	2,156,726
285,427	Glencore PLC, (2)	1,857,189
874	Reliance Steel & Aluminum Co	160,248
18,448	Rio Tinto PLC, (2)	1,474,854
	Total Metals & Mining	8,583,754

	Multiline Retail – 0.2%

1	Belk Inc, (2), (4)	12
5,888	Target Corp	1,249,551
	Total Multiline Retail	1,249,563

	Multi-Utilities – 1.5%

2,599	ACEA SpA, (2)	47,721
11,164	Ameren Corp	1,046,737
4,565	Brookfield Infrastructure Corp	344,384
42,334	CenterPoint Energy Inc	1,297,114
14,968	Dominion Energy Inc	1,271,831
1,237	DTE Energy Co	163,544
36,290	Engie SA, (2)	477,105
3,237	National Grid PLC, ADR	248,828
16,933	NiSource Inc	538,469
65,574	RWE AG, (2)	2,855,255
156,300	Sembcorp Industries Ltd, (2)	306,327
1,892	Sempra Energy	318,083
5,740	WEC Energy Group Inc	572,909
	Total Multi-Utilities	9,488,307

	Oil, Gas & Consumable Fuels – 6.0%

31,003	Antero Resources Corp, (4)	946,522
134,619	BP PLC, (2)	659,953
15,931	Cheniere Energy Inc	2,208,833
5,716	Chevron Corp	930,736
7,579	ConocoPhillips	757,900
6,260	Diamondback Energy Inc	858,121
13,348	DT Midstream Inc	724,263
70,964	Enbridge Inc	3,270,731
8,743	Enterprise Products Partners LP	225,657
4,031	EOG Resources Inc	480,616
85,896	Equinor ASA, (2)	3,207,067
23,963	Exxon Mobil Corp	1,979,104
6,212	Gibson Energy Inc	124,275
7,269	Keyera Corp	184,262
77,117	Kinder Morgan Inc	1,458,282
11,232	ONEOK Inc	793,316
10,961	Pembina Pipeline Corp	411,821
81,953	Petroleo Brasileiro SA	1,212,904
12,808	Plains GP Holdings LP, Class A	147,932
60,462	Reliance Industries Ltd, 144A	4,171,878
180,559	Shell PLC, (2)	4,948,885
8,919	Targa Resources Corp	673,117
36,874	TC Energy Corp	2,079,739

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

33,024	TotalEnergies SE, (2)	$1,670,999
536,200	United Tractors Tbk PT, (2)	951,760
3,149	Valero Energy Corp	319,749
52,460	Williams Cos Inc/The	1,752,689
	Total Oil, Gas & Consumable Fuels	37,151,111

	Personal Products – 0.2%

18,300	Shiseido Co Ltd, (2)	924,305

	Pharmaceuticals – 3.5%
40,563	AstraZeneca PLC, (2)	5,379,177
65,590	Bayer AG, (2)	4,486,295
7,099	Bristol-Myers Squibb Co	518,440
103,700	Daiichi Sankyo Co Ltd, (2)	2,264,495
11,557	Dr Reddy’s Laboratories Ltd	644,072
66,561	GlaxoSmithKline PLC, (2)	1,440,176
6,128	Johnson & Johnson	1,086,065
1,859	Merck & Co Inc	152,531
18,193	Novartis AG, (2)	1,597,191
5,624	Pfizer Inc	291,154
9,475	Roche Holding AG, (2)	3,748,895
	Total Pharmaceuticals	21,608,491

	Professional Services – 0.4%

57,800	Recruit Holdings Co Ltd, (2)	2,511,238

	Real Estate Management & Development – 0.1%

51,085	Tricon Residential Inc	811,230

	Road & Rail – 1.0%

4,862	Canadian National Railway Co	652,189
11,660	Canadian Pacific Railway Ltd	962,347
39,110	CSX Corp	1,464,669
7,600	East Japan Railway Co, (2)	439,869
1,276	Norfolk Southern Corp	363,941
8,717	Union Pacific Corp	2,381,572
	Total Road & Rail	6,264,587

	Semiconductors & Semiconductor Equipment – 3.2%

2,035	Analog Devices Inc	336,141
2,209	Applied Materials Inc	291,146
6,939	ASML Holding NV, (2)	4,636,789
1,876	Broadcom Inc	1,181,280
47,182	Infineon Technologies AG, (2)	1,596,167
35,926	Intel Corp	1,780,492
262	Lam Research Corp	140,854
4,880	Micron Technology Inc	380,103
1,721	NXP Semiconductors NV	318,523
87,785	Taiwan Semiconductor Manufacturing Co Ltd	9,152,464
	Total Semiconductors & Semiconductor Equipment	19,813,959

	Software – 1.3%

31,231	Dassault Systemes SE, (2)	1,534,335
13,137	Microsoft Corp	4,050,269
2,188	Oracle Corp	181,013
5,063	salesforce.com Inc, (4)	1,074,976
1,799	ServiceNow Inc, (4)	1,001,845
	Total Software	7,842,438

	Specialty Retail – 0.2%

4,896	Home Depot Inc/The	1,465,520

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Value

	Technology Hardware, Storage & Peripherals – 0.8%

20,434	Apple Inc	$3,567,981
1,136,000	Lenovo Group Ltd, (2)	1,230,578
	Total Technology Hardware, Storage & Peripherals	4,798,559

	Textiles, Apparel & Luxury Goods – 1.3%

4,657	adidas AG, (2)	1,085,201
10,046	EssilorLuxottica SA, (2)	1,837,318
3,990	Kering SA, (2)	2,518,996
22,808	Moncler SpA, (2)	1,265,430
8,644	NIKE Inc	1,163,137
	Total Textiles, Apparel & Luxury Goods	7,870,082

	Tobacco – 0.2%

28,429	British American Tobacco PLC, (2)	1,193,938

	Trading Companies & Distributors – 0.4%

25,225	Ashtead Group PLC, (2)	1,588,277
1,794	United Rentals Inc, (4)	637,247
	Total Trading Companies & Distributors	2,225,524

	Transportation Infrastructure – 2.4%

14,014	Aena SME SA, 144A, (2), (4)	2,336,136
58,444	Atlantia SpA, (2), (4)	1,215,199
180,865	Atlas Arteria Ltd, (2)	880,248
240,008	Auckland International Airport Ltd, (2), (4)	1,298,593
130,000	China Merchants Port Holdings Co Ltd, (2)	234,128
114,000	COSCO SHIPPING Ports Ltd, (2)	88,344
18,689	Enav SpA, 144A, (2), (4)	86,184
1,327	Flughafen Wien AG, (2), (4)	38,210
1,557	Flughafen Zurich AG, (2), (4)	279,461
4,407	Fraport AG Frankfurt Airport Services Worldwide, (2), (4)	244,295
64,331	Getlink SE, (2)	1,158,579
11,569	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	690,554
6,015	Grupo Aeroportuario del Pacifico SAB de CV, ADR	969,798
1,511	Grupo Aeroportuario del Sureste SAB de CV, ADR	334,838
2,570	International Container Terminal Services Inc, (2)	11,133
5,900	Japan Airport Terminal Co Ltd, (2), (4)	268,732
28,400	Kamigumi Co Ltd, (2)	509,797
59,656	Port of Tauranga Ltd, (2)	254,747
40,445	Promotora y Operadora de Infraestructura SAB de CV	321,140
112,534	Qube Holdings Ltd, (2)	262,244
346,309	Transurban Group, (2)	3,499,089
	Total Transportation Infrastructure	14,981,449

	Water Utilities – 0.3%

2,629	American Water Works Co Inc	435,178
4,156	Essential Utilities Inc	212,496
33,657	Pennon Group PLC, (2)	473,698
14,005	Severn Trent PLC, (2)	564,461
17,825	United Utilities Group PLC, (2)	262,482
	Total Water Utilities	1,948,315

	Wireless Telecommunication Services – 0.1%

2,996	T-Mobile US Inc, (4)	384,537
	Total Common Stocks (cost $353,324,959)	365,168,116

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 19.8% (13.4% of Total Investments)

	Aerospace & Defense – 0.2%

$154	Dynasty Acquisition Co., Inc., Term Loan B1	4.506%	3-Month LIBOR	3.500%	4/08/26	B–	$151,659
83	Dynasty Acquisition Co., Inc., Term Loan B2	4.506%	3-Month LIBOR	3.500%	4/08/26	B–	81,537
750	Maxar Technologies Ltd., Term Loan B	3.210%	1-Week LIBOR	2.750%	10/05/24	B	739,886
987	Total Aerospace & Defense						973,082

	Airlines – 0.3%

162	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	164,820
450	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	BB	446,249
136	American Airlines, Inc., Term Loan	2.840%	6-Month LIBOR	2.000%	12/14/23	B	134,235
442	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	B	427,274
250	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	258,827
496	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	BB	491,253
1,936	Total Airlines						1,922,658

	Auto Components – 0.2%

621	Adient US LLC, Term Loan B, (DD1)	3.707%	1-Month LIBOR	3.250%	4/08/28	BB+	612,713
755	Clarios Global LP, Term Loan B	3.707%	1-Month LIBOR	3.250%	4/30/26	B+	747,035
114	DexKo Global Inc., Term Loan B	4.717%	3-Month LIBOR	3.750%	10/04/28	B+	111,368
22	DexKo Global Inc., Term Loan, (14)	4.717%	3-Month LIBOR	3.750%	10/04/28	B+	21,213
1,512	Total Auto Components						1,492,329

	Beverages – 0.2%

270	Naked Juice LLC, Term Loan, Second Lien	6.751%	SOFR90A	6.000%	1/20/30	B–	269,404
567	Naked Juice LLC, Term Loan, (DD1)	3.750%	2-Month LIBOR	3.250%	1/20/29	BB–	559,169
33	Naked Juice LLC, Term Loan, (DD1)	3.750%	2-Month LIBOR	3.250%	1/20/29	BB–	32,260
580	Triton Water Holdings, Inc, Term Loan	4.506%	3-Month LIBOR	3.500%	3/31/28	B+	567,069
1,450	Total Beverages						1,427,902

	Biotechnology – 0.0%

152	RPI Intermediate Finance Partnership LP, Term Loan B1	2.207%	1-Month LIBOR	1.750%	2/11/27	BBB–	150,400

	Building Products – 0.2%

653	Chamberlain Group Inc, Term Loan B	4.506%	3-Month LIBOR	3.500%	10/22/28	B	646,421
110	Cornerstone Building Brands, Inc., Term Loan B	3.750%	3-Month LIBOR	3.250%	4/12/28	B+	107,122
168	Quikrete Holdings, Inc., Term Loan, First Lien	2.957%	1-Month LIBOR	2.500%	1/31/27	BB–	164,581
70	SRS Distribution Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	69,256
335	Standard Industries Inc., Term Loan B	3.788%	6-Month LIBOR	2.500%	9/22/28	BBB–	334,356
95	Zurn Holdings, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	94,417
1,431	Total Building Products						1,416,153

	Capital Markets – 0.1%

648	Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	B	630,950

	Chemicals – 0.4%

1,777	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	2.500%	3/18/28	B+	1,759,611
370	Diamond (BC) B.V., Term Loan B	3.250%	1-Month LIBOR	2.750%	9/29/28	BB–	363,504
93	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB	91,784
499	W.R. Grace & Co.-Conn., Term Loan B	4.813%	3-Month LIBOR	3.750%	9/22/28	B+	496,022
2,739	Total Chemicals						2,710,921

	Commercial Services & Supplies – 0.7%

310	Amentum Government Services Holdings LLC, Term Loan	4.777%	SOFR90A	4.000%	2/07/29	B+	308,063

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)		Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

		Commercial Services & Supplies (continued)

$199		Anticimex International AB, Term Loan B1	4.008%	3-Month LIBOR	3.500%	11/16/28	B	$196,819
175		Clean Harbors Inc., Term Loan B	2.457%	1-Month LIBOR	2.000%	10/08/28	BBB–	173,688
223		Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	222,578
17		Covanta Holding Corp, Term Loan, WI/DD)	TBD	TBD	TBD	TBD	BB+	16,673
500		Garda World Security Corporation, Term Loan B	4.710%	1-Month LIBOR	4.250%	10/30/26	B	495,180
700		GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB–	698,653
535		Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B	490,256
51		Pitney Bowes Inc., Term Loan B	TBD	TBD	TBD	TBD	BBB–	50,364
948		Prime Security Services Borrower, LLC, Term Loan	3.500%	3-Month LIBOR	2.750%	9/23/26	BB–	942,390
203		Trans Union, LLC, Term Loan B5	2.207%	1-Month LIBOR	1.750%	11/13/26	BBB–	200,335
593		Vertical US Newco Inc, Term Loan B	4.000%	6-Month LIBOR	3.500%	7/31/27	B+	588,818
116		West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B	105,248
4,570		Total Commercial Services & Supplies						4,489,065

		Communications Equipment – 0.5%

250		Avaya, Inc., Term Loan B	4.647%	1-Month LIBOR	4.250%	12/15/27	B+	248,750
182		CommScope, Inc., Term Loan B	3.707%	1-Month LIBOR	3.250%	4/04/26	BB–	177,682
993		Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B	978,501
332		MLN US HoldCo LLC, Term Loan, First Lien	4.742%	1-Month LIBOR	4.500%	11/30/25	B–	320,195
390		Plantronics Inc, Term Loan B	TBD	TBD	TBD	TBD	BB	388,000
751		Riverbed Technology, Inc., Exit Term Loan, (DD1), (cash 7.000%, PIK 2.000%)	7.000%	3-Month LIBOR	6.000%	12/07/26	N/R	650,513
125		ViaSat, Inc., Term Loan	5.000%	SOFR90A	4.500%	3/04/29	Ba3	124,688
3,023		Total Communications Equipment						2,888,329

		Construction & Engineering – 0.1%

119		AECOM, Term Loan B	2.197%	1-Month LIBOR	1.750%	4/13/28	BBB–	118,824
55		Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B–	53,076
199		Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	BB	196,547
373		Total Construction & Engineering						368,447

		Containers & Packaging – 0.0%

149		Reynolds Group Holdings Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	145,705

		Diversified Consumer Services – 0.0%

247		Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B–	246,039

		Diversified Financial Services – 0.2%

50		Avaya, Inc., Term Loan B2	4.397%	1-Month LIBOR	4.000%	12/15/27	N/R	49,327
154		Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	BBB	151,799
374		Filtration Group Corporation, Term Loan	4.000%	1-Month LIBOR	3.500%	10/21/28	B	370,984
325		Trans Union, LLC, Term Loan B6	2.750%	1-Month LIBOR	2.250%	12/01/28	BBB–	323,775
903		Total Diversified Financial Services						895,885

		Diversified Telecommunication Services – 0.5%

119		Altice France S.A., Term Loan B12	3.927%	3-Month LIBOR	3.688%	1/31/26	B	116,974
968		Altice France S.A., Term Loan B13	4.506%	3-Month LIBOR	4.000%	8/14/26	B	950,975
101		CenturyLink, Inc., Term Loan B	2.707%	1-Month LIBOR	2.250%	3/15/27	BB+	97,922
224		Cincinnati Bell, Inc., Term Loan B2	4.051%	SOFR90A	3.250%	11/23/28	B+	222,264
375		Cyxtera DC Holdings, Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	5/01/24	B	371,953
494		Eagle Broadband Investments LLC, Term Loan	3.750%	3-Month LIBOR	3.000%	11/12/27	B+	488,458
631		Frontier Communications Corp., Term Loan B	4.733%	3-Month LIBOR	3.750%	10/08/27	B+	622,678
0	(8)	Intelsat Jackson Holdings S.A., Term Loan B4, (9)	9.000%	PRIME	5.500%	1/02/24	N/R	401
1		Intelsat Jackson Holdings S.A., Term Loan B5, (9)	8.625%	N/A	N/A	1/02/24	N/R	651
2,913		Total Diversified Telecommunication Services						2,872,276

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Electric Utilities – 0.1%

$499	Pacific Gas & Electric Company, Term Loan	3.500%	1-Month LIBOR	3.000%	6/23/25	BB–	$493,589

	Electrical Equipment – 0.1%

409	Vertiv Group Corporation, Term Loan B	2.991%	1-Month LIBOR	2.750%	3/02/27	BB–	399,909

	Electronic Equipment, Instruments & Components – 0.2%

375	II-VI Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	373,125
556	Ingram Micro Inc., Term Loan B	4.506%	3-Month LIBOR	3.500%	7/02/28	BB–	551,909
931	Total Electronic Equipment, Instruments & Components						925,034

	Entertainment – 0.3%

700	AMC Entertainment Holdings, Inc. , Term Loan B, (DD1)	3.352%	1-Month LIBOR	3.000%	4/22/26	B–	626,382
494	Crown Finance US, Inc., Term Loan	3.506%	3-Month LIBOR	2.500%	2/28/25	CCC	382,251
85	Crown Finance US, Inc., Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	64,788
71	Crown Finance US, Inc., Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B–	76,238
355	Diamond Sports Group, LLC, Term Loan	5.750%	3-Month LIBOR	2.250%	8/24/26	Caa3	124,390
70	Diamond Sports Group, LLC, Term Loan	9.000%	SOFR90A	8.000%	5/19/26	B	70,848
118	Lions Gate Capital Holdings LLC, Term Loan B	2.459%	1-Month LIBOR	2.250%	3/24/25	BB	116,891
385	Springer Nature Deutschland GmbH, Term Loan B18	3.750%	6-Month LIBOR	3.000%	8/14/26	B+	383,196
150	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B+	150,481
2,428	Total Entertainment						1,995,465

	Food & Staples Retailing – 0.3%

244	Chobani, LLC, Term Loan B	4.500%	1-Month LIBOR	3.500%	10/23/27	B–	240,335
1,310	US Foods, Inc., Term Loan B	3.258%	3-Month LIBOR	2.750%	11/22/28	BB	1,298,079
1,554	Total Food & Staples Retailing						1,538,414

	Food Products – 0.2%

505	CHG PPC Parent LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	12/08/28	B+	494,268
233	H Food Holdings LLC, Term Loan B	4.145%	1-Month LIBOR	3.688%	5/31/25	B	225,119
450	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	443,437
1,188	Total Food Products						1,162,824

	Health Care Equipment & Supplies – 0.4%

125	Embecta Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB-	123,538
2,500	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	B+	2,477,963
2,625	Total Health Care Equipment & Supplies						2,601,501

	Health Care Providers & Services – 2.1%

144	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (14)	3.006%	3-Month LIBOR	2.000%	9/30/26	N/R	139,188
198	ADMI Corp., Term Loan B2	3.875%	1-Month LIBOR	3.375%	12/23/27	B	194,922
499	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B+	495,009
220	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	218,900
375	Electron BidCo Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	11/01/28	B+	371,426
1,204	Gainwell Acquisition Corp., Term Loan B	5.006%	3-Month LIBOR	4.000%	10/01/27	B+	1,203,942
100	Global Medical Response, Inc., Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	99,298
990	Global Medical Response, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	10/02/25	B	985,337
546	ICON Luxembourg S.A.R.L., Term Loan	3.256%	3-Month LIBOR	2.250%	7/01/28	BB+	543,963
78	IQVIA Inc., Term Loan B3	2.756%	3-Month LIBOR	1.750%	6/11/25	BBB–	77,558
158	Onex TSG Intermediate Corp., Term Loan B	5.500%	1-Month LIBOR	4.750%	2/26/28	B	156,621
375	Packaging Coordinators Midco Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	373,515
2,826	Parexel International Corporation, Term Loan, First Lien, (DD1)	4.000%	1-Month LIBOR	3.500%	11/15/28	B+	2,808,846

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Health Care Providers & Services (continued)

$450	Phoenix Guarantor Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	$445,710
122	Phoenix Guarantor Inc, Term Loan B3	3.947%	1-Month LIBOR	3.500%	3/05/26	B+	121,079
2,806	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	4.197%	1-Month LIBOR	3.750%	11/16/25	B+	2,794,192
491	Select Medical Corporation, Term Loan B	2.710%	1-Month LIBOR	2.250%	3/06/25	BB	486,793
1,391	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B+	1,382,854
12,973	Total Health Care Providers & Services						12,899,153

	Health Care Technology – 0.1%

428	Athenahealth, Inc., Term Loan B	4.000%	SOFR30A	3.500%	1/27/29	B–	423,795

	Hotels and Restaurants – 2.4%

361	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.983%	3-Month LIBOR	5.000%	12/29/25	CCC–	184,667
499	Alterra Mountain Company, Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	495,630
1,103	B.C. Unlimited Liability Company, Term Loan B4	2.207%	1-Month LIBOR	1.750%	11/19/26	BB+	1,081,520
837	Caesars Resort Collection, LLC, Term Loan B, First Lien	3.207%	1-Month LIBOR	2.750%	12/22/24	B+	833,742
128	Churchill Downs Incorporated, Term Loan B1	2.457%	1-Month LIBOR	2.000%	3/17/28	BBB–	126,920
750	ClubCorp Holdings, Inc., Term Loan B	3.756%	3-Month LIBOR	2.750%	9/18/24	B–	714,285
126	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	8.006%	3-Month LIBOR	7.000%	5/23/24	B–	148,426
294	Crown UK Holdco, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	247,254
1,847	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	BB–	1,843,294
500	Equinox Holdings, Inc., Term Loan, First Lien	4.006%	3-Month LIBOR	3.000%	3/08/24	CCC	472,500
375	Golden Nugget, LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	10/04/23	N/R	373,618
598	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	BB+	595,108
122	IRB Holding Corp, Term Loan	4.000%	3-Month LIBOR	3.000%	12/15/27	B+	121,651
1,000	NASCAR Holdings, Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	993,190
57	PCI Gaming Authority, Term Loan	2.957%	1-Month LIBOR	2.500%	5/31/26	BB+	56,653
2,270	Scientific Games International, Inc., Term Loan B5, (DD1)	3.207%	1-Month LIBOR	2.750%	8/14/24	B+	2,264,444
292	Scientific Games Holdings, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	289,757
398	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB–	394,368
2,521	Stars Group Holdings B.V. (The), Term Loan	3.256%	3-Month LIBOR	2.250%	7/10/25	BBB–	2,503,973
748	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	6-Month LIBOR	3.250%	10/01/28	BB	745,028
248	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	2.960%	1-Month LIBOR	2.750%	5/16/25	B	244,218
15,074	Total Hotels and Restaurants						14,730,246

	Household Durables – 0.1%

102	AI Aqua Merger Sub Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	100,929
60	Installed Building Products, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	12/14/28	BB+	59,745
17	Serta Simmons Bedding, LLC, Term Loan, (9)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	17,304
299	Serta Simmons Bedding, LLC, Term Loan, (9)	8.500%	1-Month LIBOR	7.500%	8/10/23	B–	283,149
445	Weber-Stephen Products LLC, Term Loan B	4.750%	6-Month LIBOR	3.250%	10/30/27	B+	432,712
923	Total Household Durables						893,839

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Independent Power & Renewable Electricity Producers – 0.0%

$3	Vistra Operations Company LLC, Term Loan B3, First Lien	2.207%	1-Month LIBOR	1.750%	12/31/25	BBB–	$2,900

	Insurance – 0.9%

490	Acrisure, LLC, Term Loan B	3.957%	1-Month LIBOR	3.500%	2/15/27	B	484,081
846	Alliant Holdings Intermediate, LLC, Term Loan B4	4.000%	1-Month LIBOR	3.500%	11/12/27	B	842,449
250	AssuredPartners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	2/13/27	B	247,137
556	Asurion LLC, Term Loan B4, Second Lien	5.707%	1-Month LIBOR	5.250%	1/15/29	B	544,360
878	Asurion LLC, Term Loan B6	3.582%	1-Month LIBOR	3.125%	11/03/23	BB–	873,978
392	Broadstreet Partners, Inc., Term Loan B	3.457%	1-Month LIBOR	3.000%	1/27/27	B+	385,522
373	Broadstreet Partners, Inc., Term Loan B2	3.750%	1-Month LIBOR	3.250%	1/27/27	B+	369,045
250	Hub International Limited, Term Loan B	3.153%	3-Month LIBOR	3.000%	4/25/25	B	247,500
999	Hub International Limited, Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.250%	4/25/25	B	993,747
579	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB–	575,763
5,613	Total Insurance						5,563,582

	Interactive Media & Services – 0.2%

1,318	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	1,295,484

	Internet & Direct Marketing Retail – 0.1%

496	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.500%	11/08/27	B	494,233

	IT Services – 0.2%

111	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	B+	110,501
500	Syniverse Holdings Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B–	500,000
448	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (DD1), (cash 3.500%, PIK 6.500%)	TBD	TBD	TBD	TBD	B–	465,366
300	Virtusa Corporation, Term Loan	4.600%	SOFR30A	3.850%	2/08/29	B	297,937
95	WEX Inc., Term Loan	2.707%	1-Month LIBOR	2.250%	4/01/28	BB	93,833
1,454	Total IT Services						1,467,637

	Leisure Products – 0.1%

403	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB–	398,005
68	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB–	67,514
471	Total Leisure Products						465,519

	Life Sciences Tools & Services – 0.1%

80	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	79,102
136	ICON Luxembourg S.A.R.L., Term Loan	3.256%	3-Month LIBOR	2.250%	7/01/28	BB+	135,529
227	Maravai Intermediate Holdings, LLC, Term Loan B	3.137%	3-Month LIBOR	3.000%	10/19/27	B+	226,100
443	Total Life Sciences Tools and Services						440,731

	Machinery – 0.3%

500	Ali Group SRL, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	493,542
311	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	307,785
791	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	BB–	782,186
135	Grinding Media Inc., Term Loan B	4.796%	3-Month LIBOR	4.000%	10/12/28	B	133,737
1,737	Total Machinery						1,717,250

	Marine – 0.0%

234	HGIM Corp., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	CCC+	226,382

	Media – 1.8%

80	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	6.801%	SOFR90A	6.000%	12/20/29	CCC+	79,500
335	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	330,394
23	AI Aqua Merger Sub Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	22,938
72	Athenahealth, Inc., Term Loan, (14)	TBD	TBD	TBD	TBD	B–	71,830

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)		Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

		Media (continued)

$118		Cable One, Inc., Term Loan B4	2.457%	1-Month LIBOR	2.000%	5/03/28	BB+	$116,903
899		Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	892,688
1,790		Clear Channel Outdoor Holdings, Inc., Term Loan B	3.799%	3-Month LIBOR	3.500%	8/21/26	B+	1,763,119
1,180		CSC Holdings, LLC, Term Loan	2.647%	3-Month LIBOR	2.250%	1/15/26	BB	1,165,075
195		CSC Holdings, LLC, Term Loan B1	2.647%	1-Month LIBOR	2.250%	7/17/25	BB	192,206
98		CSC Holdings, LLC, Term Loan B5	2.897%	1-Month LIBOR	2.500%	4/15/27	BB	96,120
48		Cumulus Media New Holdings Inc., Term Loan B	4.750%	6-Month LIBOR	3.750%	3/31/26	B	48,387
1,276		DirecTV Financing, LLC, Term Loan	5.750%	1-Month LIBOR	5.000%	8/02/27	BB	1,276,129
499		Dotdash Meredith Inc, Term Loan B	4.500%	SOFR30A	4.000%	12/01/28	BB–	498,750
277		Gray Television, Inc., Term Loan B	2.731%	1-Month LIBOR	2.500%	2/07/24	BB	275,123
1,079		iHeartCommunications, Inc., Term Loan	3.457%	1-Month LIBOR	3.000%	5/01/26	BB–	1,074,273
777		McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B	770,425
85		Mission Broadcasting, Inc., Term Loan B	2.731%	1-Month LIBOR	2.500%	6/03/28	BBB–	83,641
339		Nexstar Broadcasting, Inc., Term Loan B3	2.707%	1-Month LIBOR	2.250%	1/17/24	BBB–	337,708
73		Outfront Media Capital LLC, Term Loan B	2.207%	1-Month LIBOR	1.750%	11/18/26	BB+	71,783
500		Radiate Holdco LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	496,470
579		Radiate Holdco, LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/25/26	B+	574,465
156		Sinclair Television Group Inc., Term Loan B1	2.710%	1-Month LIBOR	2.250%	1/03/24	BB	154,116
250		Virgin Media Bristol LLC, Term Loan N	2.897%	3-Month LIBOR	2.500%	1/31/28	BB–	247,344
231		Ziggo Financing Partnership, Term Loan I	2.897%	3-Month LIBOR	2.500%	4/30/28	B+	227,960
10,959		Total Media						10,867,347

		Multiline Retail – 0.0%

2		Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B–	1,687
7		Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC–	5,012
9		Total Multiline Retail						6,699

		Oil, Gas & Consumable Fuels – 0.3%

98		DT Midstream, Inc, Term Loan B	3.006%	3-Month LIBOR	2.000%	6/10/28	BBB–	98,239
220		EG America LLC, Term Loan	5.006%	3-Month LIBOR	4.000%	2/05/25	B–	217,292
500		Freeport LNG Investments, LLLP, Term Loan B	4.000%	3-Month LIBOR	3.500%	12/21/28	B+	497,055
574		Gulf Finance, LLC, Term Loan	7.750%	1-Month LIBOR	6.750%	8/25/26	B	526,551
365		QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	367,936
235		TransMontaigne Operating Company L.P., Term Loan B	4.000%	1-Month LIBOR	3.500%	11/05/28	BB–	233,290
1,992		Total Oil, Gas & Consumable Fuels						1,940,363

		Paper & Forest Products – 0.1%

310		Asplundh Tree Expert, LLC, Term Loan B	2.207%	1-Month LIBOR	1.750%	9/04/27	BBB–	307,538

		Personal Products – 0.1%

24		Journey Personal Care Corp., Term Loan B	5.256%	3-Month LIBOR	4.250%	3/01/28	B	22,893
0	(8)	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B	14
746		Revlon Consumer Products Corporation, Term Loan B, (3)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	566,868
770		Total Personal Products						589,775

		Pharmaceuticals – 0.9%

1,325		Bausch Health Companies Inc., Term Loan B	3.457%	1-Month LIBOR	3.000%	6/02/25	BB	1,316,942
103		Bausch Health Companies Inc., Term Loan B	3.207%	1-Month LIBOR	2.750%	11/27/25	BB	102,301
625		Bausch Health Cos Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	619,972
925		Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B–	869,032
1,493		Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB	1,488,853
375		LSCS Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	371,721

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Pharmaceuticals (continued)

$29	Mallinckrodt International Finance S.A., Term Loan B, (9), (WI/DD)	TBD	TBD	TBD	TBD	D	$26,927
1,085	Organon & Co, Term Loan	3.563%	3-Month LIBOR	3.000%	6/02/28	BB	1,080,620
5,960	Total Pharmaceuticals						5,876,368

	Professional Services – 0.3%

250	CCRR Parent, Inc, Term Loan B	TBD	TBD	TBD	TBD	B	249,219
114	CHG Healthcare Services Inc., Term Loan	4.506%	3-Month LIBOR	3.500%	9/30/28	B+	113,567
122	Dun & Bradstreet Corporation (The), Term Loan	3.697%	1-Month LIBOR	3.250%	2/08/26	B+	120,952
376	Nielsen Finance LLC, Term Loan B4	2.306%	1-Month LIBOR	2.000%	10/04/23	BBB–	376,331
300	Physician Partners LLC, Term Loan	4.500%	SOFR30A	4.000%	2/01/29	B	297,094
747	Verscend Holding Corp., Term Loan B	4.457%	1-Month LIBOR	4.000%	8/27/25	B+	745,832
1,909	Total Professional Services						1,902,995

	Road & Rail – 0.2%

98	First Student Bidco Inc, Term Loan C	3.983%	3-Month LIBOR	3.000%	7/21/28	BB–	96,715
263	First Student Bidco Inc, Term Loan B	3.983%	3-Month LIBOR	3.000%	7/21/28	BB–	261,174
824	Hertz Corporation, (The), Term Loan B, (DD1)	3.707%	1-Month LIBOR	3.250%	6/30/28	BB+	819,368
156	Hertz Corporation, (The), Term Loan C, (DD1)	TBD	TBD	TBD	TBD	BB+	155,112
1,341	Total Road & Rail						1,332,369

	Semiconductors & Semiconductor Equipment – 0.3%

980	Bright Bidco B.V., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	CCC	593,361
250	Entegris Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	249,740
860	MKS Instruments Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	854,354
42	Synaptics Incorporated, Term Loan B	2.750%	3-Month LIBOR	2.250%	10/20/28	Baa3	41,784
2,132	Total Semiconductors & Semiconductor Equipment						1,739,239

	Software – 2.8%

375	AppLovin Corporation, Term Loan B	3.500%	1-Month LIBOR	3.000%	10/21/28	BB–	372,555
157	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	B–	157,529
494	Banff Merger Sub Inc, Term Loan	4.756%	3-Month LIBOR	3.750%	10/02/25	B	491,861
249	Camelot U.S. Acquisition 1 Co., Term Loan B	3.457%	1-Month LIBOR	3.000%	10/31/26	B+	246,501
494	Camelot U.S. Acquisition 1 Co., Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B+	490,254
1,235	Ceridian HCM Holding Inc., Term Loan B	2.957%	1-Month LIBOR	2.500%	4/30/25	B+	1,221,776
1,431	Epicor Software Corporation, Term Loan, (DD1)	4.000%	1-Month LIBOR	3.250%	7/31/27	B	1,421,264
1,471	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	B	1,454,562
623	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B–	622,479
375	IGT Holding IV AB, Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	B	372,424
775	Informatica LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	10/14/28	BB–	769,575
250	Instructure Holdings, Inc., Term Loan B	3.269%	3-Month LIBOR	2.750%	10/29/28	Ba1	249,375
125	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB–	124,167
499	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	B	495,758
778	McAfee, LLC, Term Loan B	4.500%	SOFR90A	4.000%	2/03/29	B	773,356
750	NortonLifeLock Inc., (WI/DD)	TBD	TBD	TBD	TBD	BB+	741,720
512	Proofpoint, Inc., Term Loan, First Lien	3.758%	3-Month LIBOR	3.250%	8/31/28	B	507,128
229	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B	226,562
923	Seattle Spinco, Inc., Term Loan B3	3.207%	1-Month LIBOR	2.750%	6/21/24	BB–	912,950
742	Seattle Spinco, Inc., Term Loan B5	4.500%	SOFR30A	4.000%	1/14/27	BB–	735,143
1,278	Sophia, L.P., Term Loan B	4.256%	3-Month LIBOR	3.250%	10/07/27	B	1,267,625
56	SS&C Technologies Inc., (WI/DD)	TBD	TBD	TBD	TBD	BB+	55,319
75	SS&C Technologies Inc., (WI/DD)	TBD	TBD	TBD	TBD	BB+	74,893
205	SS&C Technologies Inc., Term Loan B3	2.207%	1-Month LIBOR	1.750%	4/16/25	BB+	201,848
178	SS&C European Holdings Sarl, Term Loan B4	2.207%	1-Month LIBOR	1.750%	4/16/25	BB+	175,301

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Software (continued)

$375	Tibco Software Inc., Term Loan B2	4.278%	3-Month LIBOR	4.000%	6/30/26	B	$372,891
79	Tibco Software Inc., Term Loan B3	4.210%	1-Month LIBOR	3.750%	7/03/26	B+	79,029
750	UKG Inc., (WI/DD)	TBD	TBD	TBD	TBD	B+	744,971
301	Ultimate Software Group Inc (The), Term Loan, Second Lien, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	300,238
1,051	Ultimate Software Group Inc (The), Term Loan, (DD1)	3.750%	3-Month LIBOR	3.250%	5/03/26	B+	1,044,553
490	Zelis Healthcare Corporation, Term Loan	3.731%	1-Month LIBOR	3.500%	9/30/26	B	485,958
17,325	Total Software						17,189,565

	Specialty Retail – 0.5%

250	Avis Budget Car Rental, LLC, Term Loan C	4.000%	SOFR30A	3.500%	3/15/29	BB+	248,594
375	Driven Holdings, LLC, Term Loan B	3.916%	3-Month LIBOR	3.000%	12/17/28	B2	372,187
212	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	186,485
364	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	361,357
1,735	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	1,731,794
199	Restoration Hardware, Inc., Term Loan B	3.000%	1-Month LIBOR	2.500%	10/15/28	BB	195,766
70	SRS Distribution Inc., (WI/DD)	TBD	TBD	TBD	TBD	B	69,256
249	Staples, Inc., Term Loan B2	4.817%	3-Month LIBOR	4.500%	9/12/24	B	243,250
3,454	Total Specialty Retail						3,408,689

	Technology Hardware, Storage & Peripherals – 0.1%

487	NCR Corporation, Term Loan	2.800%	3-Month LIBOR	2.500%	8/28/26	BB+	482,932

	Textiles, Apparel & Luxury Goods – 0.1%

475	Birkenstock GmbH & Co. KG, Term Loan B	3.750%	6-Month LIBOR	3.250%	4/28/28	B+	471,248
250	Crocs Inc., (WI/DD)	TBD	TBD	TBD	TBD	BB	244,465
28	New Trojan Parent, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	1/06/28	B	26,648
753	Total Textiles, Apparel & Luxury Goods						742,361

	Thrifts & Mortgage Finance – 0.0%

214	Ditech Holding Corporation, Term Loan, (9)	0.000%	N/A	N/A	6/30/22	N/R	42,702

	Trading Companies & Distributors – 0.1%

174	Core & Main LP, Term Loan B	2.947%	1-Month LIBOR	2.500%	6/10/28	BB–	173,510
407	Fly Funding II S.a.r.l., Term Loan B	2.110%	3-Month LIBOR	1.750%	8/09/25	BB+	397,603
166	Univar Solutions USA Inc., Term Loan B6	2.207%	1-Month LIBOR	1.750%	6/03/28	BBB–	164,788
747	Total Trading Companies & Distributors						735,901

	Transportation Infrastructure – 0.1%

191	Brown Group Holding, LLC, Term Loan B	3.506%	3-Month LIBOR	2.500%	4/22/28	B+	189,358
549	KKR Apple Bidco, LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	9/23/28	B+	543,095
740	Total Transportation Infrastructure						732,453

	Wireless Telecommunication Services – 0.3%

499	GOGO Intermediate Holdings LLC, Term Loan B, (DD1)	4.500%	3-Month LIBOR	3.750%	4/30/28	B	495,790
750	Intelsat Jackson Holdings SA., (9), (WI/DD)	TBD	TBD	TBD	TBD	B+	739,042
3	Intelsat Jackson Holdings S.A., Term Loan B3, (9)	8.250%	1-Month LIBOR	4.750%	11/27/23	N/R	3,093
496	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	SOFR30A	3.864%	6/02/28	B	491,830
1,748	Total Wireless Telecommunication Services						1,729,755
$124,684	Total Variable Rate Senior Loan Interests (cost $123,205,231)						121,994,679

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 15.8% (10.7% of Total Investments)

	Diversified – 0.3%

80,000	DigitalBridge Group Inc, (4)	$576,000
34,617	Empire State Realty Trust Inc	339,939
11,500	STORE Capital Corp	336,145
20,000	Washington Real Estate Investment Trust	510,000
	Total Diversified	1,762,084

	Health Care – 0.9%

10,000	Healthcare Realty Trust Inc	274,800
37,135	Healthpeak Properties Inc	1,274,844
33,600	Parkway Life Real Estate Investment Trust, (2)	116,318
28,000	Ventas Inc	1,729,280
24,663	Welltower Inc	2,371,101
	Total Health Care	5,766,343

	Hotels – 0.2%

53,271	Host Hotels & Resorts Inc	1,035,055
22,528	Park Hotels & Resorts Inc	439,972
	Total Hotels	1,475,027

	Industrial – 2.1%

3,283	EastGroup Properties Inc	667,368
4,145	Innovative Industrial Properties Inc	851,383
43,729	Prologis Inc	7,061,359
42,771	Rexford Industrial Realty Inc	3,190,289
15,367	Terreno Realty Corp	1,137,927
	Total Industrial	12,908,326

	Office – 1.0%

9,476	Alexandria Real Estate Equities Inc	1,907,045
11,607	Boston Properties Inc	1,494,981
9,209	Kilroy Realty Corp	703,752
4,500	Orion Office REIT Inc	63,000
15,500	SL Green Realty Corp	1,258,290
21,800	Vornado Realty Trust	987,976
	Total Office	6,415,044

	Residential – 4.1%

13,500	American Campus Communities Inc	755,595
63,479	American Homes 4 Rent, Class A	2,541,064
8,064	Apartment Income REIT Corp	431,102
17,287	AvalonBay Communities Inc	4,293,572
5,142	Camden Property Trust	854,600
28,283	Equity LifeStyle Properties Inc	2,163,084
47,039	Equity Residential	4,229,747
8,100	Essex Property Trust Inc	2,798,388
18,000	Independence Realty Trust Inc	475,920
150,000	Ingenia Communities Group, (2)	566,280
14,000	Invitation Homes Inc	562,520
6,765	Mid-America Apartment Communities Inc	1,416,929
4,500	NexPoint Residential Trust Inc	406,395
16,444	Sun Communities Inc	2,882,469
13,000	UDR Inc	745,810
	Total Residential	25,123,475

	Retail – 2.3%

7,044	Agree Realty Corp	467,440
54,845	Brixmor Property Group Inc	1,415,549
76,654	Kimco Realty Corp	1,893,354
40,000	Kite Realty Group Trust	910,800

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)				Value

	Retail (continued)

19,524	Realty Income Corp				$1,353,013
17,584	Regency Centers Corp				1,254,443
42,822	Simon Property Group Inc				5,633,662
44,117	SITE Centers Corp				737,195
12,287	Spirit Realty Capital Inc				565,448
	Total Retail				14,230,904

	Specialized – 4.9%

30,716	American Tower Corp				7,716,474
23,475	Crown Castle International Corp				4,333,485
13,343	Digital Realty Trust Inc				1,892,037
5,811	Equinix Inc				4,309,554
6,569	Extra Space Storage Inc				1,350,586
6,481	Gaming and Leisure Properties Inc				304,153
10,000	Life Storage Inc				1,404,300
10,273	National Storage Affiliates Trust				644,734
8,190	Public Storage				3,196,393
6,273	SBA Communications Corp				2,158,539
23,000	VICI Properties Inc				654,580
54,984	Weyerhaeuser Co				2,083,894
	Total Specialized				30,048,729
	Total Real Estate Investment Trust Common Stocks (cost $77,413,781)				97,729,932

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 15.7% (10.6% of Total Investments)

$110	Connecticut Avenue Securities Trust 2022-R01, 144A, (SOFR30A reference rate + 1.900% spread), (10)	1.999%	12/25/41	BBB	$104,903
560	Connecticut Avenue Securities Trust 2022-R03, 144A, (SOFR30A reference rate + 3.500% spread), (10)	3.599%	3/25/42	BBB–	565,973
3,830	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	AAA	3,719,738
2,650	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	AAA	2,618,842
1,170	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	AAA	1,178,044
18,960	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	AAA	18,545,250
1,000	Fannie Mae TBA, (MDR), (WI/DD)	3.500%	TBA	AAA	1,001,719
700	Fannie Mae TBA, (MDR), (WI/DD)	4.000%	TBA	AAA	714,438
3,910	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	AAA	3,629,427
2,165	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	AAA	2,065,545
7,000	Fannie Mae TBA, (MDR), (WI/DD)	3.500%	TBA	AAA	6,987,889
4,083	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	N/R	3,800,061
2,449	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	N/R	2,276,424
2,453	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	2,344,026
1,489	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	1,425,836
3,270	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	3,124,317
1,919	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	N/R	1,785,405
2,389	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	2,284,866
1,541	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	1,472,009
1,877	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	N/R	1,744,727
1,779	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	N/R	1,653,891
1,840	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	1,758,293
2,026	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	N/R	1,885,243
2,593	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	2,478,436
2,270	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	2,169,202
1,720	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	N/R	1,646,687
100	Freddie Mac STACR REMIC Trust 2022-HQA1, 144A, (SOFR30A reference rate + 3.500% spread), (10)	3.550%	3/25/42	BBB–	101,815
90	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 2.300% spread), (10)	2.399%	8/25/33	BBB–	88,718
1,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 2.400% spread), (10)	2.499%	2/25/42	BBB	973,011
7,200	Ginnie Mae II Pool, (MDR), WI/DD)	2.500%	TBA	AAA	6,983,156
3,030	Ginnie Mae II Pool, (MDR), WI/DD)	2.000%	TBA	AAA	2,882,287

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$5,280	Ginnie Mae II Pool, (MDR), WI/DD)	3.000%	TBA	AAA	$5,217,919
1,000	GS Mortgage-Backed Securities Corp Trust 2022-PJ2, 144A	3.000%	6/25/52	Aa1	942,188
500	GS Mortgage-Backed Securities Trust, 144A	3.000%	8/26/52	Aa1	470,605
338	GS Mortgage-Backed Securities Trust 2021-PJ10, 144A	2.500%	3/25/52	Aa1	308,460
250	Industrial DPR Funding Ltd, 144A	5.380%	4/15/34	Baa2	250,000
640	J.P. Morgan Mortgage Trust 2022-INV3, 144A	3.000%	9/25/52	Aaa	598,775
2,000	JP Morgan Mortgage Trust, 144A	3.250%	7/25/52	Aaa	1,917,594
1,380	JP Morgan Mortgage Trust 2022-2, 144A	3.000%	8/25/52	Aa1	1,300,857
870	JP Morgan Mortgage Trust 2022-3, 144A	3.000%	8/25/52	N/R	812,872
792	RCKT Mortgage Trust 2022-2, 144A	2.500%	2/25/52	Aaa	723,845
$100,223	Asset-Backed and Mortgage-Backed Securities (cost $97,803,582)				96,553,293

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.3% (6.3% of Total Investments)

	Automobiles – 0.4%

$932	General Motors Financial Co Inc	5.700%	N/A (11)	BB	$976,456
1,285	General Motors Financial Co Inc	6.500%	N/A (11)	BB	1,304,275
2,217	Total Automobiles				2,280,731

	Banks – 3.9%

675	Bank of America Corp	4.375%	N/A (11)	BBB–	634,365
2,410	Bank of America Corp	6.500%	N/A (11)	BBB–	2,518,450
240	Bank of America Corp	6.300%	N/A (11)	BBB–	255,228
75	Bank of America Corp	6.100%	N/A (11)	BBB–	78,229
1,000	Citigroup Inc	5.950%	N/A (11)	BB+	1,019,300
1,000	Citigroup Inc	6.300%	N/A (11)	BB+	1,004,000
2,325	Citigroup Inc	6.250%	N/A (11)	BB+	2,427,765
335	Citizens Financial Group Inc	4.000%	N/A (11)	BB+	307,363
260	Citizens Financial Group Inc	6.375%	N/A (11)	BB+	254,150
325	CoBank ACB	6.250%	N/A (11)	BBB+	336,375
550	First Citizens BancShares Inc/NC	5.800%	N/A (11)	N/R	554,125
415	Goldman Sachs Group Inc	3.800%	N/A (11)	BB+	384,653
805	Huntington Bancshares Inc/OH	5.625%	N/A (11)	BB+	838,408
2,760	JPMorgan Chase & Co	6.750%	N/A (11)	BBB	2,880,226
345	JPMorgan Chase & Co	3.650%	N/A (11)	BBB	322,575
660	JPMorgan Chase & Co	5.000%	N/A (11)	BBB	657,805
125	JPMorgan Chase & Co	6.100%	N/A (11)	BBB	128,125
50	M&T Bank Corp	5.125%	N/A (11)	BBB–	50,000
765	M&T Bank Corp	6.450%	N/A (11)	BBB–	776,475
448	PNC Financial Services Group Inc/The	5.000%	N/A (11)	BBB	448,000
415	PNC Financial Services Group Inc/The	3.400%	N/A (11)	BBB	373,708
625	Regions Financial Corp	5.750%	N/A (11)	BB+	650,781
200	SVB Financial Group	4.100%	N/A (11)	BBB	170,000
910	SVB Financial Group	4.000%	N/A (11)	BBB	841,750
535	Truist Financial Corp	5.050%	N/A (11)	BBB	514,937
1,585	Truist Financial Corp	4.800%	N/A (11)	BBB	1,557,262
600	Truist Financial Corp	5.100%	N/A (11)	BBB	608,400
1,950	Wells Fargo & Co	5.875%	N/A (11)	BBB	2,037,360
1,200	Wells Fargo & Co	3.900%	N/A (11)	BBB	1,150,260
450	Zions Bancorp NA	7.200%	N/A (11)	BB+	470,480
24,038	Total Banks				24,250,555

	Capital Markets – 0.6%

395	Bank of New York Mellon Corp/The	4.700%	N/A (11)	BBB+	404,480
1,000	Charles Schwab Corp	5.375%	N/A (11)	BBB	1,030,000
330	Goldman Sachs Group Inc/The	4.125%	N/A (11)	BB+	309,457
650	Goldman Sachs Group Inc/The	5.300%	N/A (11)	BB+	662,350
955	Goldman Sachs Group Inc/The	5.500%	N/A (11)	BB+	974,387
3,330	Total Capital Markets				3,380,674

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	Consumer Finance – 0.3%

$590	Ally Financial Inc	4.700%	N/A (11)	BB–	$554,996
400	Ally Financial Inc	4.700%	N/A (11)	BB–	364,000
455	American Express Co	3.550%	N/A (11)	BBB–	414,641
295	Capital One Financial Corp	3.950%	N/A (11)	BB+	274,380
385	Discover Financial Services	5.500%	N/A (11)	BB	372,141
2,125	Total Consumer Finance				1,980,158

	Diversified Financial Services – 0.5%

1,200	American AgCredit Corp, 144A	5.250%	N/A (11)	BB+	1,176,000
390	Equitable Holdings Inc	4.950%	N/A (11)	BBB–	383,175
1,215	Voya Financial Inc	6.125%	N/A (11)	BB+	1,205,888
2,805	Total Diversified Financial Services				2,765,063

	Electric Utilities – 0.3%

310	American Electric Power Co Inc	3.875%	2/15/62	BBB–	286,391
330	Edison International	5.000%	N/A (11)	BB	309,705
150	Edison International	5.375%	N/A (11)	BB	144,713
1,000	Emera Inc	6.750%	6/15/76	BB+	1,052,500
335	Southern Co	4.000%	1/15/51	BBB–	324,112
2,125	Total Electric Utilities				2,117,421

	Food Products – 0.4%

2,250	Land O’ Lakes Inc, 144A	8.000%	N/A (11)	BB	2,390,625

	Independent Power & Renewable Electricity Producers – 0.1%

265	AES Andes SA, 144A	7.125%	3/26/79	BB	265,997
300	AES Andes SA, 144A	6.350%	10/07/79	BB	296,253
105	Vistra Corp, 144A	8.000%	N/A (11)	BB–	106,049
175	Vistra Corp, 144A	7.000%	N/A (11)	BB–	170,406
845	Total Independent Power & Renewable Electricity Producers				838,705

	Industrial Conglomerates – 0.2%

1,515	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (10)	4.156%	N/A (11)	BBB–	1,452,506

	Insurance – 1.2%

233	American International Group Inc	5.750%	4/01/48	BBB–	234,328
450	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	438,750
325	Enstar Finance LLC	5.750%	9/01/40	BB+	324,922
235	Enstar Finance LLC	5.500%	1/15/42	BB+	223,250
1,230	Markel Corp	6.000%	N/A (11)	BB+	1,273,050
960	MetLife Inc, 144A	9.250%	4/08/38	BBB	1,246,655
745	Provident Financing Trust I	7.405%	3/15/38	BB+	873,512
175	Prudential Financial Inc	5.125%	3/01/52	BBB+	176,908
420	QBE Insurance Group Ltd, 144A	5.875%	N/A (11)	BBB	429,975
1,075	SBL Holdings Inc, 144A	6.500%	N/A (11)	BB	980,937
1,500	SBL Holdings Inc, 144A	7.000%	N/A (11)	BB	1,387,500
7,348	Total Insurance				7,589,787

	Media – 0.0%

260	Paramount Global	6.375%	3/30/62	BB+	262,470

	Multi-Utilities – 0.4%

315	Algonquin Power & Utilities Corp	4.750%	1/18/82	BB+	293,706
950	CenterPoint Energy Inc	6.125%	N/A (11)	BB+	935,750
125	CMS Energy Corp	4.750%	6/01/50	BBB–	123,750
900	Sempra Energy	4.875%	N/A (11)	BBB–	904,500
2,290	Total Multi-Utilities				2,257,706

	Oil, Gas & Consumable Fuels – 0.2%

265	Energy Transfer LP	6.500%	N/A (11)	BB	260,442
270	MPLX LP	6.875%	N/A (11)	BB+	264,600

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Oil, Gas & Consumable Fuels (continued)

$375		Transcanada Trust	5.875%	8/15/76	BBB–	$379,042
315		Transcanada Trust	5.600%	3/07/82	BBB–	318,456
1,225		Total Oil, Gas & Consumable Fuels				1,222,540

		Trading Companies & Distributors – 0.6%

610		AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	597,275
2,500		AerCap Holdings NV	5.875%	10/10/79	BB	2,400,000
395		Air Lease Corp	4.650%	N/A (11)	BB+	354,513
3,505		Total Trading Companies & Distributors				3,351,788

		U.S. Agency – 0.1%

525		Farm Credit Bank of Texas, 144A	6.200%	N/A (11)	Baa1	551,250

		Wireless Telecommunication Services – 0.1%

500		Vodafone Group PLC	7.000%	4/04/79	BB+	552,110
$56,903		Total $1,000 Par (or similar) Institutional Preferred (cost $59,263,734)				57,244,089

Principal Amount (000) (12)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 8.6% (5.8% of Total Investments)

		Argentina – 0.1%

$700		Argentine Republic Government International Bond	1.125%	7/09/35	CCC+	$213,437
475		Provincia de Buenos Aires/Government Bonds, 144A	3.900%	9/01/37	CCC+	202,355
76		YPF SA, 144A	8.750%	4/04/24	Caa2	72,125
86		YPF SA, 144A	8.500%	3/23/25	CCC+	79,545
139		YPF SA, 144A	6.950%	7/21/27	CCC+	104,063
50		YPF SA, Reg S	8.500%	7/28/25	Caa2	42,775
20		YPF SA, Reg S	6.950%	7/21/27	CCC+	14,973
		Total Argentina				729,273

		Angola – 0.2%

335		Angolan Government International Bond, 144A	8.250%	5/09/28	B3	340,862
270		Angolan Government International Bond, 144A	9.375%	5/08/48	B3	265,167
400		Angolan Government International Bond, Reg S	8.000%	11/26/29	B–	401,448
		Total Angola				1,007,477

		Australia – 0.2%

1,225		QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,282,906

		Azerbaijan – 0.1%

335		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	Ba1	365,213

		Barbados – 0.0%

200		Barbados Government International Bond, 144A	6.500%	10/01/29	B–	191,652

		Benin – 0.0%

190	EUR	Benin Government International Bond, 144A	4.950%	1/22/35	B+	171,061
100	EUR	Benin Government International Bond, 144A	6.875%	1/19/52	B+	92,496
		Total Benin				263,557

		Bermuda – 0.0%

200		Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	214,620

		Brazil – 0.6%

200		B3 SA - Brasil Bolsa Balcao, 144A	4.125%	9/20/31	Ba1	180,170
200		Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	184,502
200		Banco do Brasil SA/Cayman, 144A	4.875%	1/11/29	Ba2	201,102
200		Braskem Netherlands Finance BV, 144A	4.500%	1/31/30	BBB–	193,558

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000) (12)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Brazil (continued)

825	BRL	Brazil Notas do Tesouro Nacional Serie F	10.000%	1/01/25	BB–	$171,696
200		Brazilian Government International Bond	3.750%	9/12/31	BB–	180,500
200		Brazilian Government International Bond	5.625%	1/07/41	BB–	193,492
210		Brazilian Government International Bond	5.000%	1/27/45	BB–	186,692
200		Brazilian Government International Bond	4.750%	1/14/50	BB–	167,448
200		BRF SA, 144A	4.875%	1/24/30	Ba2	190,700
200		Centrais Eletricas Brasileiras SA, 144A	4.625%	2/04/30	BB–	187,000
200		Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	211,500
395		Itau Unibanco Holding SA/Cayman Island, 144A	2.900%	1/24/23	BB–	396,185
200		JSM Global Sarl, 144A	4.750%	10/20/30	BB	175,252
200		MARB BondCo PLC, 144A	3.950%	1/29/31	BB+	177,500
145		Petrobras Global Finance BV	6.750%	6/03/50	BB–	142,463
115		Petrobras Global Finance BV	5.500%	6/10/51	BB–	98,682
200		Suzano Austria GmbH	2.500%	9/15/28	BBB–	180,470
70		Vale Overseas Ltd	3.750%	7/08/30	BBB–	67,550
		Total Brazil				3,486,462

		Cameroon – 0.0%

100	EUR	Republic of Cameroon International Bond, 144A	5.950%	7/07/32	B	97,195

		Canada – 0.3%

500		Enbridge Inc	5.500%	7/15/77	BBB–	493,835
550		Enbridge Inc	5.750%	7/15/80	BBB–	569,250
750		GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	756,375
		Total Canada				1,819,460

		Chile – 0.3%

199		Alfa Desarrollo SpA, 144A	4.550%	9/27/51	BBB–	173,032
200		Banco del Estado de Chile, 144A	2.704%	1/09/25	A+	198,200
125,000	CLP	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/01/25	N/R	141,507
205		Celulosa Arauco y Constitucion SA, 144A	5.150%	1/29/50	BBB–	202,696
200		Chile Government International Bond	2.750%	1/31/27	A	195,524
200		Corp Nacional del Cobre de Chile, 144A	3.000%	9/30/29	A–	190,505
150		Empresa Nacional de Telecomunicaciones SA, 144A	3.050%	9/14/32	BBB	136,125
315		Empresa Nacional del Petroleo, Reg S	3.750%	8/05/26	BBB–	313,737
205		Interchile SA, 144A	4.500%	6/30/56	Baa1	195,959
160		VTR Comunicaciones SpA, 144A	5.125%	1/15/28	BB–	152,510
		Total Chile				1,899,795

		China – 0.1%

200		Agile Group Holdings Ltd, Reg S	5.500%	5/17/26	B	63,050
200		Country Garden Holdings Co Ltd, Reg S	5.625%	1/14/30	Baa3	140,000
200		ENN Clean Energy International Investment Ltd, 144A	3.375%	5/12/26	Baa3	186,985
200		Lenovo Group Ltd, 144A	3.421%	11/02/30	BBB	185,138
200		Tencent Holdings Ltd, 144A	2.390%	6/03/30	A+	177,880
		Total China				753,053

		Colombia – 0.4%

320		Bancolombia SA	3.000%	1/29/25	Baa2	311,264
270		Colombia Government International Bond	3.000%	1/30/30	BB+	232,421
350		Colombia Government International Bond	3.125%	4/15/31	BB+	296,187
205		Colombia Government International Bond	3.250%	4/22/32	BB+	171,148
360		Colombia Government International Bond	5.000%	6/15/45	BB+	302,980
610,000	COP	Colombian TES	6.000%	4/28/28	BBB-	136,523
120		Ecopetrol SA	5.375%	6/26/26	BB+	121,433
200		Ecopetrol SA	4.625%	11/02/31	BB+	181,000
200		Ecopetrol SA	5.875%	11/02/51	BB+	170,186
200		Empresas Publicas de Medellin ESP, 144A	4.250%	7/18/29	Baa3	178,040
200		Grupo Aval Ltd, 144A	4.375%	2/04/30	Ba1	173,196
180		Millicom International Cellular SA, 144A	6.250%	3/25/29	Ba1	191,003
		Total Colombia				2,465,381

Principal Amount (000) (12)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Costa Rica – 0.1%

$200		Costa Rica Government International Bond, 144A	7.000%	4/04/44	B	$197,002
200		Costa Rica Government International Bond, Reg S	7.000%	4/04/44	B	197,002
200		Instituto Costarricense de Electricidad, 144A	6.750%	10/07/31	B1	201,000
		Total Costa Rica				595,004

		Cote d’Ivoire – 0.1%

395		Ivory Coast Government International Bond, Reg S	6.125%	6/15/33	BB–	381,499
270	EUR	Ivory Coast Government International Bond, Reg S	6.875%	10/17/40	BB–	270,511
		Total Cote d’Ivoire				652,010

		Dominican Republic – 0.2%

170		Dominican Republic International Bond, 144A	5.500%	2/22/29	BB–	167,875
150		Dominican Republic International Bond, 144A	4.875%	9/23/32	BB–	135,751
470		Dominican Republic International Bond, Reg S	4.875%	9/23/32	BB–	425,355
425		Dominican Republic International Bond, Reg S	7.450%	4/30/44	BB–	448,375
		Total Dominican Republic				1,177,356

		Ecuador – 0.2%

119		Ecuador Government International Bond, 144A	0.000%	7/31/30	B–	65,959
823		Ecuador Government International Bond, 144A	1.000%	7/31/35	B–	537,932
467		Ecuador Government International Bond, 144A	0.500%	7/31/40	B–	266,316
137		Ecuador Government International Bond, Reg S	1.000%	7/31/35	N/R	89,599
		Total Ecuador				959,806

		Egypt – 0.2%

200		Egypt Government International Bond, 144A	5.800%	9/30/27	B	182,948
200		Egypt Government International Bond, 144A	7.600%	3/01/29	B	189,704
220		Egypt Government International Bond, 144A	7.300%	9/30/33	B	191,868
225		Egypt Government International Bond, 144A	8.500%	1/31/47	B1	191,426
205		Egypt Government International Bond, 144A	8.875%	5/29/50	B+	177,095
300		Egypt Government International Bond, Reg S	7.903%	2/21/48	B+	243,008
		Total Egypt				1,176,049

		El Salvador – 0.0%

190		El Salvador Government International Bond, 144A	7.125%	1/20/50	CCC+	84,552
40		El Salvador Government International Bond, Reg S	5.875%	1/30/25	CCC+	22,148
135		El Salvador Government International Bond, Reg S	6.375%	1/18/27	CCC+	66,151
65		El Salvador Government International Bond, Reg S	7.650%	6/15/35	CCC+	30,427
		Total El Salvador				203,278

		Ghana – 0.2%

235		Ghana Government International Bond, 144A	7.750%	4/07/29	B–	171,762
250		Ghana Government International Bond, 144A	8.750%	3/11/61	B–	172,875
355		Ghana Government International Bond, Reg S	7.625%	5/16/29	B–	256,097
870	GHS	Republic of Ghana Government Bonds	16.500%	2/06/23	B3	114,852
200		Tullow Oil PLC, 144A	10.250%	5/15/26	B	203,776
		Total Ghana				919,362

		Guatemala – 0.1%

200		Guatemala Government Bond, 144A	3.700%	10/07/33	BB–	185,002
200		Guatemala Government Bond, 144A	6.125%	6/01/50	BB–	210,002
200		Investment Energy Resources Ltd, 144A	6.250%	4/26/29	BB–	202,002
		Total Guatemala				597,006

		Honduras – 0.0%

133		Honduras Government International Bond, Reg S	7.500%	3/15/24	BB–	132,047

		Hong Kong – 0.0%

200		AIA Group Ltd, 144A	3.200%	9/16/40	A	177,561

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000) (12)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		India – 0.2%

$200		Adani Ports & Special Economic Zone Ltd, 144A	3.100%	2/02/31	BBB–	$172,185
200		Export-Import Bank of India, 144A	2.250%	1/13/31	BBB–	171,412
200		Indian Railway Finance Corp Ltd, 144A	3.570%	1/21/32	BBB–	188,434
200		Network i2i Ltd, 144A	3.975%	N/A (11)	BB	185,100
200		Power Finance Corp Ltd, 144A	3.950%	4/23/30	Baa3	190,792
200		ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A	4.500%	7/14/28	Ba3	181,683
200		UltraTech Cement Ltd, 144A	2.800%	2/16/31	Baa3	175,634
		Total India				1,265,240

		Indonesia – 0.3%

200		Indonesia Government International Bond	3.550%	3/31/32	BBB	205,371
2,700,000	IDR	Indonesia Treasury Bond	7.000%	9/15/30	N/R	191,373
200		Medco Platinum Road Pte Ltd, 144A	6.750%	1/30/25	B+	200,274
500		Pertamina Persero PT, 144A	2.300%	2/09/31	Baa2	440,000
335		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	3.875%	7/17/29	BBB	328,749
200		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	5.250%	5/15/47	Baa2	199,000
200		Saka Energi Indonesia PT, 144A	4.450%	5/05/24	B1	195,872
		Total Indonesia				1,760,639

		Iraq – 0.1%

200		Iraq International Bond, 144A	6.752%	3/09/23	B–	201,004
300		Iraq International Bond, 144A	5.800%	1/15/28	N/R	292,575
		Total Iraq				493,579

		Israel – 0.3%

85		Energean Israel Finance Ltd, 144A, Reg S	4.500%	3/30/24	BB–	84,106
80		Energean Israel Finance Ltd, 144A, Reg S	4.875%	3/30/26	BB–	77,195
295		Israel Electric Corp Ltd, 144A, Reg S	5.000%	11/12/24	BBB+	306,210
807		Israel Electric Corp Ltd, 144A, Reg S	4.250%	8/14/28	BBB+	811,035
32		Leviathan Bond Ltd, 144A, Reg S	6.125%	6/30/25	BB–	32,472
127		Leviathan Bond Ltd, 144A, Reg S	6.500%	6/30/27	BB–	129,895
75		Leviathan Bond Ltd, 144A, Reg S	6.750%	6/30/30	BB–	77,130
175	EUR	Teva Pharmaceutical Finance Netherlands II BV	4.375%	5/09/30	BB	179,418
		Total Israel				1,697,461

		Jamaica – 0.1%

215		Jamaica Government International Bond	8.000%	3/15/39	B	279,502
215		Jamaica Government International Bond	7.875%	7/28/45	B	277,352
		Total Jamaica				556,854

		Jordan – 0.1%

200		Jordan Government International Bond, 144A	4.950%	7/07/25	B+	199,032
200		Jordan Government International Bond, 144A	5.850%	7/07/30	B+	186,112
		Total Jordan				385,144

		Kazakhstan – 0.1%

200		Kazakhstan Government International Bond, 144A	6.500%	7/21/45	BBB	230,000
200		KazMunayGas National Co JSC, 144A	5.375%	4/24/30	Baa2	191,964
200		KazMunayGas National Co JSC, 144A	3.500%	4/14/33	Baa2	166,064
200		KazMunayGas National Co JSC, Reg S	6.375%	10/24/48	Baa2	188,420
		Total Kazakhstan				776,448

		Kenya – 0.1%

200		Republic of Kenya Government International Bond, 144A	7.250%	2/28/28	B+	192,500
200		Republic of Kenya Government International Bond, 144A	6.300%	1/23/34	B+	171,500
		Total Kenya				364,000

		Macau – 0.0%

200		Sands China Ltd	5.125%	8/08/25	BBB–	198,250

Principal Amount (000) (12)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Malaysia – 0.1%

600	MYR	Malaysia Government Bond	3.900%	11/30/26	A3	$145,580
200		Petronas Capital Ltd, 144A	3.500%	4/21/30	A	203,487
205		Petronas Capital Ltd, 144A	3.404%	4/28/61	A	180,487
		Total Malaysia				529,554

		Mexico – 0.7%

200		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 144A	2.720%	8/11/31	Baa3	189,752
200		Braskem Idesa SAPI, 144A	6.990%	2/20/32	BB–	196,012
200		Cemex SAB de CV, 144A	3.875%	7/11/31	BB	182,502
230		Comision Federal de Electricidad, 144A	3.348%	2/09/31	Baa1	201,252
200		Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	186,252
200		Grupo Axo SAPI de CV, 144A	5.750%	6/08/26	Ba2	188,488
3,800	MXN	Mexican Bonos	7.500%	6/03/27	BBB+	183,357
3,600	MXN	Mexican Bonos	8.500%	11/18/38	BBB+	183,709
225		Mexico City Airport Trust, Reg S	4.250%	10/31/26	BBB–	222,471
440		Mexico Government International Bond	4.280%	8/14/41	BBB	410,155
300		Mexico Government International Bond	4.400%	2/12/52	BBB	275,241
25		Petroleos Mexicanos	6.500%	1/23/29	BB–	24,771
545		Petroleos Mexicanos	6.840%	1/23/30	BB–	542,324
245		Petroleos Mexicanos	5.950%	1/28/31	BB–	226,137
140		Petroleos Mexicanos	6.375%	1/23/45	BB–	111,971
712		Petroleos Mexicanos	6.750%	9/21/47	BB–	578,785
355		Petroleos Mexicanos	7.690%	1/23/50	BB–	310,181
		Total Mexico				4,213,360

		Mongolia – 0.1%

300		Mongolia Government International Bond, 144A	5.125%	4/07/26	B	294,527

		Morocco – 0.1%

200		Morocco Government International Bond, 144A	5.500%	12/11/42	BB+	196,008
200		OCP SA, 144A	3.750%	6/23/31	BB+	181,000
200		OCP SA, 144A	5.125%	6/23/51	BB+	166,000
		Total Morocco				543,008

		Namibia – 0.0%

200		Namibia International Bonds, 144A	5.250%	10/29/25	Ba2	201,000

		Netherlands – 0.0%

200		VEON Holdings BV, Reg S	4.000%	4/09/25	B+	116,100
200		VEON Holdings BV, Reg S	3.375%	11/25/27	B+	114,000
		Total Netherlands				230,100

		Nigeria – 0.2%

200		Access Bank PLC, 144A	6.125%	9/21/26	B2	188,000
400		Nigeria Government International Bond, 144A	8.375%	3/24/29	B	403,856
200		Nigeria Government International Bond, 144A	7.375%	9/28/33	B	181,600
200		Nigeria Government International Bond, Reg S	7.625%	11/28/47	B	166,300
		Total Nigeria				939,756

		Oman – 0.2%

200		Oman Government International Bond, 144A	6.250%	1/25/31	Ba3	211,668
385		Oman Government International Bond, Reg S	5.625%	1/17/28	Ba3	396,931
400		Oman Government International Bond, Reg S	6.750%	1/17/48	Ba3	399,048
200		OQ SAOC, 144A	5.125%	5/06/28	Ba3	197,507
		Total Oman				1,205,154

		Pakistan – 0.1%

200		Pakistan Global Sukuk Programme Co Ltd, 144A	7.950%	1/31/29	B3	186,524
200		Pakistan Government International Bond, 144A	6.000%	4/08/26	B3	157,000
515		Pakistan Government International Bond, Reg S	6.875%	12/05/27	B–	405,047

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000) (12)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Pakistan (continued)

$200		Pakistan Water & Power Development Authority, Reg S	7.500%	6/04/31	B–	$130,500
		Total Pakistan				879,071

		Panama – 0.2%

200		Aeropuerto Internacional de Tocumen SA, 144A	5.125%	8/11/61	BBB	182,000
200		C&W Senior Financing DAC, 144A	6.875%	9/15/27	B+	198,500
200		Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa2	202,002
190		Panama Bonos del Tesoro	3.362%	6/30/31	BBB	178,600
330		Panama Notas del Tesoro	3.750%	4/17/26	BBB	331,155
		Total Panama				1,092,257

		Paraguay – 0.0%

200		Paraguay Government International Bond, 144A	2.739%	1/29/33	BB+	177,000

		Peru – 0.1%

120		Banco de Credito del Peru, 144A	3.125%	7/01/30	BBB–	112,920
65		Banco de Credito del Peru, 144A	3.250%	9/30/31	BBB–	60,287
200		Kallpa Generacion SA, Reg S	4.875%	5/24/26	Baa3	205,603
200		Peruvian Government International Bond	3.000%	1/15/34	BBB	186,432
200		Volcan Cia Minera SAA, 144A	4.375%	2/11/26	Ba2	191,500
		Total Peru				756,742

		Philippines – 0.0%

200		Philippine Government International Bond	4.200%	3/29/47	BBB	208,793

		Qatar – 0.3%

200		Ooredoo International Finance Ltd, 144A	2.625%	4/08/31	A–	187,479
200		Qatar Energy, 144A	1.375%	9/12/26	AA–	186,508
200		Qatar Energy, 144A	2.250%	7/12/31	AA–	184,028
510		Qatar Energy, 144A	3.300%	7/12/51	AA–	468,089
405		Qatar Government International Bond, Reg S	4.400%	4/16/50	AA–	455,259
200		QNB Finance Ltd, Reg S	3.500%	3/28/24	A+	200,622
200		QNB Finance Ltd, Reg S	2.625%	5/12/25	A+	195,248
		Total Qatar				1,877,233

		Romania – 0.0%

140		Romanian Government International Bond, 144A	3.000%	2/27/27	BBB–	135,833

		Russia – 0.0%

200		Lukoil Capital DAC, 144A	3.600%	10/26/31	Ca	106,800
9,050	RUB	Russian Federal Bond - OFZ	7.100%	10/16/24	N/R	3,342
9,125	RUB	Russian Federal Bond - OFZ	7.650%	4/10/30	N/R	3,369
400		Russian Foreign Bond - Eurobond	5.100%	3/28/35	N/R	64,000
200		Russian Foreign Bond - Eurobond, Reg S	5.250%	6/23/47	N/R	42,000
		Total Russia				219,511

		Rwanda – 0.1%

300		Rwanda International Government Bond, 144A	5.500%	8/09/31	B+	273,360

		Saudi Arabia – 0.3%

200		Saudi Arabian Oil Co, Reg S	2.875%	4/16/24	A2	199,171
595		Saudi Arabian Oil Co, Reg S	4.250%	4/16/39	A2	609,110
325		Saudi Government International Bond, 144A	2.250%	2/02/33	A1	299,000
200		Saudi Government International Bond, Reg S	2.500%	2/03/27	A1	197,497
385		Saudi Government International Bond, Reg S	3.750%	1/21/55	A1	370,456
		Total Saudi Arabia				1,675,234

		Senegal – 0.1%

100	EUR	Senegal Government International Bond, 144A	5.375%	6/08/37	BB–	93,759
200		Senegal Government International Bond, 144A	6.750%	3/13/48	BB–	172,452
215		Senegal Government International Bond, Reg S	6.750%	3/13/48	BB–	185,431
		Total Senegal				451,642

Principal Amount (000) (12)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Singapore – 0.1%

$200		BOC Aviation USA Corp, 144A	1.625%	4/29/24	A–	$192,110
690		Temasek Financial I Ltd, 144A	2.500%	10/06/70	AAA	550,970
		Total Singapore				743,080

		South Africa – 0.3%

500		Eskom Holdings SOC Ltd, 144A	6.750%	8/06/23	CCC+	491,710
200		Eskom Holdings SOC Ltd, 144A	6.350%	8/10/28	BB	204,120
3,075	ZAR	Republic of South Africa Government Bond	7.000%	2/28/31	BB	175,393
2,875	ZAR	Republic of South Africa Government Bond	8.875%	2/28/35	BB	176,830
200		Republic of South Africa Government International Bond	5.375%	7/24/44	BB–	175,758
200		Republic of South Africa Government International Bond	5.650%	9/27/47	Ba2	174,500
200		Republic of South Africa Government International Bond	5.750%	9/30/49	BB–	174,500
		Total South Africa				1,572,811

		Sri Lanka – 0.0%

415		Sri Lanka Government International Bond, Reg S	6.850%	11/03/25	CCC	201,844

		Supranational – 0.0%

200		Banque Ouest Africaine de Developpement, 144A	4.700%	10/22/31	Baa1	197,260

		Tanzania, United Republic Of – 0.0%

200		AngloGold Ashanti Holdings PLC	3.375%	11/01/28	BBB–	187,584

		Thailand – 0.1%

200		Bangkok Bank PCL/Hong Kong, 144A	3.466%	9/23/36	Baa3	180,244
6,150	THB	Thailand Government Bond	2.875%	12/17/28	N/R	192,791
		Total Thailand				373,035

		Trinidad and Tobago – 0.0%

200		Trinidad & Tobago Government International Bond, 144A	4.500%	6/26/30	BBB–	194,000

		Turkey – 0.3%

200		Arcelik AS, 144A	5.000%	4/03/23	BB+	199,422
200		KOC Holding AS, 144A	6.500%	3/11/25	BB–	200,800
215		Turkey Government International Bond	3.250%	3/23/23	B1	211,018
245		Turkey Government International Bond	5.125%	2/17/28	B1	215,002
575		Turkey Government International Bond	5.750%	5/11/47	B1	427,455
200		Turkiye Ihracat Kredi Bankasi AS, 144A	6.125%	5/03/24	B2	196,248
200		Turkiye Ihracat Kredi Bankasi AS, 144A	5.750%	7/06/26	B2	182,648
200		Turkiye Sise ve Cam Fabrikalari AS, 144A	6.950%	3/14/26	B1	197,000
		Total Turkey				1,829,593

		Uganda – 0.0%

669,000	UGX	Republic of Uganda Government Bonds	14.250%	8/23/29	N/R	190,828

		Ukraine – 0.1%

200		NAK Naftogaz Ukraine via Kondor Finance PLC, Reg S	7.375%	7/19/22	Caa2	67,600
115		Ukraine Government International Bond, Reg S	7.750%	9/01/22	CCC+	68,425
100		Ukraine Government International Bond, Reg S	7.750%	9/01/26	CCC+	42,000
425		Ukraine Government International Bond, 144A	6.876%	5/21/29	B–	174,250
360		Ukraine Government International Bond, 144A	7.253%	3/15/33	B–	148,500
		Total Ukraine				500,775

		United Arab Emirates – 0.3%

410		Abu Dhabi Government International Bond, 144A	3.125%	9/30/49	AA	375,216
500		DAE Funding LLC, 144A	3.375%	3/20/28	Baa3	467,500
400		Emirate of Dubai Government International Bonds, Reg S	3.900%	9/09/50	N/R	340,297
435		Galaxy Pipeline Assets Bidco Ltd, 144A	2.625%	3/31/36	Aa2	389,928
236		Galaxy Pipeline Assets Bidco Ltd, 144A	2.940%	9/30/40	Aa2	212,638
		Total United Arab Emirates				1,785,579

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000) (12)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Uruguay – 0.0%

$80		Uruguay Government International Bond	4.375%	1/23/31	BBB	$87,175
6,200	UYU	Uruguay Government International Bond	8.250%	5/21/31	BBB	143,976
		Total Uruguay				231,151

		Uzbekistan – 0.0%

200		Republic of Uzbekistan International Bond, Reg S	4.750%	2/20/24	BB–	199,885

		Zambia – 0.1%

425		Zambia Government International Bond, 144A	8.500%	4/14/24	D	306,969
		Total Emerging Market Debt and Foreign Corporate Bonds (cost $58,788,840)				53,080,667

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		CONTINGENT CAPITAL SECURITIES – 7.0% (4.7% of Total Investments) (13)

		Banks – 5.2%

$240		Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (11)	BBB	$257,880
800		Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (11)	Ba2	803,000
600		Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (11)	Ba2	582,750
500		Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (11)	BB	502,285
800		Banco Santander SA	4.750%	N/A (11)	Ba1	737,600
800		Banco Santander SA, Reg S	7.500%	N/A (11)	Ba1	830,000
200		Bank Hapoalim BM, 144A, Reg S	3.255%	1/21/32	BBB	184,000
1,275		Barclays PLC	8.000%	N/A (11)	BB	1,347,038
1,265		Barclays PLC	7.750%	N/A (11)	BB	1,311,217
965		Barclays PLC	6.125%	N/A (11)	BB	985,506
220		Barclays PLC	4.375%	N/A (11)	BB	193,765
200		BBVA Bancomer SA/Texas, 144A	5.125%	1/18/33	BB	188,752
950		BNP Paribas SA, 144A	6.625%	N/A (11)	BBB–	981,350
290		BNP Paribas SA, 144A	7.000%	N/A (11)	BBB–	313,200
1,555		BNP Paribas SA, 144A	7.375%	N/A (11)	BBB–	1,675,512
805		Credit Agricole SA, 144A	7.875%	N/A (11)	BBB	848,269
980		Credit Agricole SA, 144A	8.125%	N/A (11)	BBB	1,089,682
660		Credit Suisse Group AG, 144A	5.250%	N/A (11)	BB+	610,500
270		Danske Bank A/S, Reg S	6.125%	N/A (11)	BBB–	273,270
340		Danske Bank A/S, Reg S	4.375%	N/A (11)	BBB–	318,545
235		Danske Bank A/S, Reg S	7.000%	N/A (11)	BBB–	242,638
2,270		HSBC Holdings PLC	6.375%	N/A (11)	Baa2	2,348,701
1,740		HSBC Holdings PLC	6.000%	N/A (11)	Baa2	1,770,450
570		HSBC Holdings PLC	6.375%	N/A (11)	Baa2	587,670
900		ING Groep NV	6.500%	N/A (11)	BB+	933,750
845		ING Groep NV	5.750%	N/A (11)	Baa2	849,647
955		ING Groep NV, Reg S	6.750%	N/A (11)	Baa2	983,650
340		Intesa Sanpaolo SpA, 144A	7.700%	N/A (11)	BB–	355,300
1,695		Lloyds Banking Group PLC	7.500%	N/A (11)	BBB–	1,779,699
1,025		Lloyds Banking Group PLC	7.500%	N/A (11)	BBB–	1,089,488
500		Macquarie Bank Ltd/London, 144A	6.125%	N/A (11)	BB+	498,250
1,035		NatWest Group PLC	8.000%	N/A (11)	BBB–	1,124,320
810		NatWest Group PLC	6.000%	N/A (11)	BB+	827,131
610		Nordea Bank Abp, 144A	6.625%	N/A (11)	BBB	637,267
865		Societe Generale SA, 144A	7.875%	N/A (11)	BB	903,925
320		Societe Generale SA, 144A	6.750%	N/A (11)	BB	323,200
615		Societe Generale SA, 144A	4.750%	N/A (11)	BB	572,719
245		Societe Generale SA, 144A	8.000%	N/A (11)	BB	264,637
370		Standard Chartered PLC, 144A	4.300%	N/A (11)	BB+	324,688
445		Standard Chartered PLC, 144A	6.000%	N/A (11)	BB+	458,906
420		Standard Chartered PLC, 144A	7.750%	N/A (11)	BB+	435,750
435		UniCredit SpA, Reg S	8.000%	N/A (11)	Ba3	453,487
30,960		Total Banks				31,799,394

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	Capital Markets – 1.8%

$575	Credit Suisse Group AG, 144A	7.500%	N/A (11)	BB+	$594,406
1,285	Credit Suisse Group AG, 144A	7.500%	N/A (11)	BB+	1,304,596
300	Credit Suisse Group AG, 144A	6.375%	N/A (11)	BB	296,121
1,845	Credit Suisse Group AG, 144A	7.250%	N/A (11)	BB+	1,865,756
2,200	Deutsche Bank AG	6.000%	N/A (11)	BB–	2,145,000
1,365	UBS Group AG, 144A	7.000%	N/A (11)	BBB	1,424,118
250	UBS Group AG, 144A	4.875%	N/A (11)	BBB	241,175
685	UBS Group AG, 144A	3.875%	N/A (11)	BBB	630,851
1,090	UBS Group AG, Reg S	6.875%	N/A (11)	BBB	1,140,413
255	UBS Group AG, Reg S	5.125%	N/A (11)	BBB	255,778
1,415	UBS Group AG, Reg S	7.000%	N/A (11)	BBB	1,499,374
11,265	Total Capital Markets				11,397,588
$42,225	Total Contingent Capital Securities (cost $45,606,785)				43,196,982

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	CORPORATE BONDS – 4.3% (2.9% of Total Investments)

	Auto Components – 0.1%

450	Adient US LLC, 144A	9.000%	4/15/25	BB+	468,000

	Automobiles – 0.2%

1,250	Ford Motor Credit Co LLC	4.375%	8/06/23	BB+	1,261,275

	Banks – 0.1%

200	BOI Finance BV, 144A	7.500%	2/16/27	B2	218,322
200	Credicorp Ltd, 144A	2.750%	6/17/25	BBB	192,554
200	United Overseas Bank Ltd, 144A	3.059%	4/07/25	N/R	200,000
600	Total Banks				610,876

	Beverages – 0.1%

145	Central American Bottling Corp, 144A	5.250%	4/27/29	Ba1	144,275
175	Cia Cervecerias Unidas SA, 144A	3.350%	1/19/32	A–	166,318
320	Total Beverages				310,593

	Commercial Services & Supplies – 0.3%

1,223	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	1,247,674
250	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	244,649
1,473	Total Commercial Services & Supplies				1,492,323

	Communications Equipment – 0.3%

1,300	Avaya Inc, 144A	6.125%	9/15/28	B+	1,282,021
410	Vodafone Group PLC	4.125%	6/04/81	BB+	372,256
1,710	Total Communications Equipment				1,654,277

	Construction Materials – 0.0%

200	GCC SAB de CV, 144A	3.614%	4/20/32	BBB–	185,500

	Diversified Telecommunication Services – 0.1%

500	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	B+	496,650

	Electric Utilities – 0.0%

200	Comision Federal de Electricidad, 144A	4.688%	5/15/29	Baa1	196,000

	Electronic Equipment, Instruments & Components – 0.1%

500	Imola Merger Corp, 144A	4.750%	5/15/29	BB–	481,480

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	Energy Equipment & Services – 0.0%

$200	EIG Pearl Holdings Sarl, 144A	4.387%	11/30/46	A1	$187,000

	Entertainment – 0.0%

250	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	10.000%	6/15/26	CCC–	224,536

	Equity Real Estate Investment Trust – 0.0%

250	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB–	237,500

	Food Products – 0.0%

200	Kernel Holding SA, 144A	6.500%	10/17/24	B–	100,000

	Health Care Providers & Services – 1.1%

250	CHS/Community Health Systems Inc, 144A	6.000%	1/15/29	B	252,611
1,250	HCA Inc	5.000%	3/15/24	BBB–	1,295,703
750	Legacy LifePoint Health LLC, 144A	6.750%	4/15/25	B+	774,922
1,000	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B+	966,095
500	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	523,025
600	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	538,500
500	Tenet Healthcare Corp	6.750%	6/15/23	B–	520,740
250	Tenet Healthcare Corp, 144A	4.625%	9/01/24	BB–	251,711
250	Tenet Healthcare Corp, 144A	4.875%	1/01/26	BB–	252,188
750	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB–	735,938
375	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B–	381,094
6,475	Total Health Care Providers & Services				6,492,527

	Hotels, Restaurants & Leisure – 0.4%

1,750	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B+	1,806,770
375	Life Time Inc, 144A	5.750%	1/15/26	B	374,621
2,125	Total Hotels, Restaurants & Leisure				2,181,391

	Independent Power & Renewable Electricity Producers – 0.1%

200	Sweihan PV Power Co PJSC, 144A	3.625%	1/31/49	BBB+	184,704
192	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	182,764
392	Total Independent Power & Renewable Electricity Producers				367,468

	Insurance – 0.4%

405	Aegon NV	5.500%	4/11/48	BBB+	425,473
500	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	480,935
1,357	Assurant Inc	7.000%	3/27/48	BB+	1,431,635
215	Legal & General Group PLC, Reg S	5.250%	3/21/47	BBB+	226,513
2,477	Total Insurance				2,564,556

	Machinery – 0.0%

200	Sempra Infrastructure Partners LP, 144A	3.250%	1/15/32	BBB–	184,708

	Marine – 0.0%

215	Misc Capital Two Labuan Ltd, 144A	3.750%	4/06/27	N/R	213,710

	Media – 0.5%

250	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	251,308
250	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	249,464
625	DISH DBS Corp, 144A	5.250%	12/01/26	BB–	595,312
52	iHeartCommunications Inc	8.375%	5/01/27	B–	53,811
750	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB–	741,562
500	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	B+	477,347
69	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	B	65,810
375	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	366,593
2,871	Total Media				2,801,207

	Metals & Mining – 0.0%

200	AngloGold Ashanti Holdings PLC	3.750%	10/01/30	BBB–	187,100

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	Oil, Gas & Consumable Fuels – 0.1%

$200	Kosmos Energy Ltd, 144A	7.750%	5/01/27	B+	$196,500
375	Matador Resources Co	5.875%	9/15/26	BB–	381,862
61	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B–	55,334
636	Total Oil, Gas & Consumable Fuels				633,696

	Pharmaceuticals – 0.0%

250	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC	219,375

	Real Estate Management & Development – 0.0%

200	RKPF Overseas 2020 A Ltd, Reg S	5.200%	1/12/26	BB–	154,050

	Wireless Telecommunication Services – 0.4%

200	CT Trust, 144A	5.125%	2/03/32	Ba1	199,800
200	MTN Mauritius Investments Ltd, 144A	6.500%	10/13/26	BB	210,260
2,000	Sprint Corp	7.875%	9/15/23	BB+	2,125,000
2,400	Total Wireless Telecommunication Services				2,535,060
$26,544	Total Corporate Bonds (cost $27,458,820)				26,440,858

Shares	Description (1)	Coupon		Ratings (7)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.1% (2.7% of Total Investments)

	Banks – 1.2%

371,000	Banco Bradesco SA, (2)	0.000%		N/R	$1,731,471
35,400	Citigroup Inc	7.125%		BB+	933,498
13,325	CoBank ACB, (2)	6.250%		BBB+	1,347,557
4,750	Farm Credit Bank of Texas, 144A, (2)	6.750%		Baa1	496,375
37,722	Fifth Third Bancorp	6.625%		BB+	984,921
15,925	KeyCorp	6.125%		BB+	441,282
22,531	Regions Financial Corp	6.375%		BB+	591,439
13,700	Synovus Financial Corp	5.875%		BB–	358,940
7,800	Western Alliance Bancorp	4.250%		Ba1	189,618
14,500	Wintrust Financial Corp	6.875%		Ba2	408,610
	Total Banks				7,483,711

	Capital Markets – 0.5%

5,100	Goldman Sachs Group Inc/The	5.500%		BB+	129,897
75,260	Morgan Stanley	7.125%		BBB–	2,007,184
25,000	Morgan Stanley	6.875%		BBB–	667,750
	Total Capital Markets				2,804,831

	Communications Equipment – 0.0%

3,288	riverbed technology inc, (2), (4)	0.000%		N/R	32,220

	Consumer Finance – 0.2%

26,800	Capital One Financial Corp	5.000%		BB+	618,276
27,448	Synchrony Financial	5.625%		BB–	668,633
	Total Consumer Finance				1,286,909

	Diversified Financial Services – 0.2%

21,900	Equitable Holdings Inc	5.250%		BBB–	516,621
23,800	Voya Financial Inc	5.350%		BB+	612,850
	Total Diversified Financial Services				1,129,471

	Diversified Telecommunication Services – 0.0%

7,900	AT&T Inc	4.750%		BB+	172,852

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Coupon	Ratings (7)	Value

	Food Products – 0.3%

8,807	CHS Inc	7.875%	N/R	$234,707
44,746	CHS Inc	7.100%	N/R	1,185,769
24,270	CHS Inc	6.750%	N/R	638,058
	Total Food Products			2,058,534

	Insurance – 1.0%

41,000	American Equity Investment Life Holding Co	5.950%	BB	1,047,550
20,300	American Equity Investment Life Holding Co	6.625%	BB	533,281
32,400	Aspen Insurance Holdings Ltd	5.950%	BB+	840,132
15,200	Aspen Insurance Holdings Ltd	5.625%	BB+	383,496
11,000	Assurant Inc	5.250%	BB+	255,420
41,036	Athene Holding Ltd	6.350%	BBB	1,085,812
28,290	Athene Holding Ltd	6.375%	BBB	750,534
2,500	Axis Capital Holdings Ltd	5.500%	BBB	62,250
18,700	Enstar Group Ltd	7.000%	BB+	491,436
25,900	Reinsurance Group of America Inc	5.750%	BBB+	709,660
	Total Insurance			6,159,571

	Multi-Utilities – 0.0%

10,000	NiSource Inc	6.500%	BB+	268,500

	Oil, Gas & Consumable Fuels – 0.3%

5,400	Energy Transfer LP	7.600%	BB	133,704
31,400	NuStar Energy LP	7.592%	B	754,542
40,500	NuStar Energy LP	7.625%	B	859,005
	Total Oil, Gas & Consumable Fuels			1,747,251

	Thrifts & Mortgage Finance – 0.3%

15,000	Federal Agricultural Mortgage Corp	5.700%	N/R	379,050
42,814	New York Community Bancorp Inc	6.375%	BB–	1,146,987
	Total Thrifts & Mortgage Finance			1,526,037

	Trading Companies & Distributors – 0.1%

20,500	Air Lease Corp	6.150%	BB+	514,550
	Total $25 Par (or similar) Retail Preferred (cost $24,987,062)			25,184,437

Shares	Description (1)			Value

	INVESTMENT COMPANIES – 0.9% (0.6% of Total Investments)

107,874	Cordiant Digital Infrastructure Ltd/Fund, (4)			$153,736
52,057	iShares MSCI ACWI ETF			5,194,248
	Total Investment Companies (cost $5,231,071)			5,347,984

Shares	Description (1)			Value

	WARRANTS – 0.1% (0.1% of Total Investments)

	Entertainment – 0.0%

34,453	Cineworld Warrant, (2)			$3,962

	Energy Equipment & Services – 0.1%

3,996	Fieldwood Energy LLC, (2)			539,460
2,870	Fieldwood Energy LLC, (2)			31,570
5,530	Fieldwood Energy LLC, (2)			44,240
	Total Energy Equipment & Services			615,270
	Total Warrants (cost $54,810)			619,232
	Total Long-Term Investments (cost $873,138,675)			892,560,269

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.2% (2.2% of Total Investments)

	REPURCHASE AGREEMENTS – 3.2% (2.2% of Total Investments)

$19,735	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $19,734,652, collateralized by $20,202,000, U.S. Treasury Note, 2.375%, due 3/31/29, value $20,129,394	0.000%	4/01/22	$19,734,652
	Total Repurchase Agreements (cost $19,734,652)			19,734,652
	Total Short-Term Investments (cost $19,734,652)			19,734,652
	Total Investments (cost $892,873,327) – 148.1%			912,294,921
	Borrowings – (33.0)% (15), (16)			(203,050,000)
	Other Assets Less Liabilities – (15.1)%			(93,085,450)
	Net Assets Applicable to Common Shares – 100%			$616,159,471

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/ Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$184,090,286	$181,077,806	$24	$365,168,116
Variable Rate Senior Loan Interests	—	121,427,811	566,868	121,994,679
Real Estate Investment Trust Common Stocks	97,047,334	682,598	—	97,729,932
Asset-Backed and Mortgage-Backed Securities	—	96,553,293	—	96,553,293
$1,000 Par (or similar) Institutional Preferred	—	57,244,089	—	57,244,089
Emerging Market Debt and Foreign Corporate Bonds	—	53,080,667	—	53,080,667
Contingent Capital Securities	—	43,196,982	—	43,196,982
Corporate Bonds	—	26,440,858	—	26,440,858
$25 Par (or similar) Retail Preferred	21,576,814	3,607,623	—	25,184,437
Investment Companies	5,347,984	—	—	5,347,984
Warrants	—	619,232	—	619,232
Short-Term Investments:
Repurchase Agreements	—	19,734,652	—	19,734,652
Total	$308,062,418	$603,665,611	$566,892	$912,294,921

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)

The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(8)	Principal Amount (000) rounds to less than $1,000.

(9)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(11)	Perpetual security. Maturity date is not applicable.

(12)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(13)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(14)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(15)	Borrowings as a percentage of Total Investments is 22.3%.

(16)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $380,522,059 have been pledged as collateral for borrowings.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

DD1	Portion of investment purchased on a delayed delivery basis.

EUR	Euro

ETF	Exchange-Traded Fund

GHS	Ghanaian Cedi

IDR	Indian Rupee

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

MSCI	Morgan Stanley Capital International Inc.

MXN	Mexican Peso

MYR	Malaysian Ringgit

N/A	Not Applicable.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

RUB	Russian Rubble

SOFR30A	30 Day Average Secured Overnight Financing Rate

SOFR90A	90 Day Average Secured Overnight Financing Rate

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

THB	Thai Baht

UGX	Ugandan Shilling

UYU	Uruguayan Peso

WI/DD	Purchased on a when-issued or delayed delivery basis.

ZAR	South African Rand